UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value
Apparel, Accessories & Luxury Goods - 2.02%
Compagnie Financiere Richemont SA (A)	312		$12,093
LVMH Moet Hennessy - Louis Vuitton (A)	98		11,502
			23,595
Automobile Manufacturers - 5.11%
Hyundai Motor Company (A)	402		41,064
Volkswagen AG (A)(B)	114		10,492
Volkswagen Aktiengesellschaft (A)(B)	89		8,144
			59,700
Biotechnology - 2.42%
Amgen Inc. (B)	201		12,011
Gilead Sciences, Inc. (B)	244		11,102
Vertex Pharmaceuticals Incorporated (B)	125		5,121
			28,234
Casinos & Gaming - 7.47%
Sands China Ltd. (A)(B)(C)	19,288		30,655
Sands China Ltd. (A)(B)	1,210		1,923
Wynn Macau, Limited (A)(B)	4,589		6,619
Wynn Macau, Limited (A)(B)(C)	839		1,210
Wynn Resorts, Limited (D)	618		46,877
			87,284
Coal & Consumable Fuels - 1.25%
China Shenhua Energy Company Limited, H Shares (A)	3,374		14,579

Communications Equipment - 1.55%
Cisco Systems, Inc. (B)	388		10,107
Juniper Networks, Inc. (B)	260		7,986
			18,093
Computer Hardware - 4.09%
Apple Inc. (B)(E)	137		32,068
Hewlett-Packard Company	187		9,939
Lenovo Group Limited (A)	8,336		5,755
			47,762
Computer Storage & Peripherals - 0.85%
NetApp, Inc. (B)	306		9,973

Construction & Engineering - 0.54%
Larsen & Toubro Limited (A)	174		6,335

Construction & Farm Machinery & Heavy Trucks - 2.02%
Komatsu Ltd. (A)	1,125		23,585

Construction Materials - 1.69%
Holcim Ltd, Registered Shares (A)	136		10,146
Lafarge (A)	136		9,598
			19,744
Consumer Electronics - 0.24%
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	89		2,851

Data Processing & Outsourced Services - 2.73%
Redecard S.A. (A)	746		13,807
Visa Inc., Class A	199		18,078
			31,885
Distributors - 1.20%
Li & Fung Limited (A)	2,852		14,033

Diversified Banks - 8.31%
Banco Santander (Brasil) S.A., Units (A)	233		2,876
Banco Santander (Brasil) S.A., Units (A)(C)	876		10,794
BOC Hong Kong (Holdings) Limited (A)	1,481		3,533
ICICI Bank Limited (A)	428		9,074
Industrial and Commercial Bank of China Limited, H Shares (A)	37,949		28,935
Standard Chartered PLC (A)	1,287		35,110
Standard Chartered PLC (A)(C)	250		6,817
			97,139
Diversified Metals & Mining - 3.03%
Anglo American plc (A)(B)	135		5,870
Freeport-McMoRan Copper & Gold Inc., Class B	84		6,984
Xstrata plc (A)	1,190		22,552
			35,406
Hotels, Resorts & Cruise Lines - 2.28%
Ctrip.com International, Ltd. (B)	151		5,934
Starwood Hotels & Resorts Worldwide, Inc. (D)	445		20,736
			26,670
Household Products - 1.01%
Colgate-Palmolive Company (E)	139		11,826

Internet Retail - 0.26%
Amazon.com, Inc. (B)	22		2,986

IT Consulting & Other Services - 3.25%
Accenture plc, Class A	506		21,219
Cognizant Technology Solutions Corporation, Class A (B)	217		11,047
Infosys Technologies Limited, ADR	97		5,685
			37,951
Life & Health Insurance - 2.78%
China Life Insurance Company Limited, H Shares (A)	6,305		30,209
Prudential plc (A)	279		2,321
			32,530
Mortgage REITs - 1.73%
Annaly Capital Management, Inc.	1,178		20,246

Oil & Gas Drilling - 1.75%
Seadrill Ltd. (A)	611		14,239
Transocean Inc. (B)	73		6,271
			20,510
Oil & Gas Equipment & Services - 3.25%
Halliburton Company (E)	681		20,529
Schlumberger Limited (E)	274		17,394
			37,923
Oil & Gas Exploration & Production - 1.82%
Anadarko Petroleum Corporation	130		9,431
CNOOC Limited (A)	7,210		11,868
			21,299
Personal Products - 1.41%
Hengan International Group Company Limited (A)	1,156		8,620
Mead Johnson Nutrition Company	150		7,784
			16,404
Real Estate Development - 0.53%
China Resources Land Limited (A)	2,860		6,218

Real Estate Operating Companies - 0.81%
Renhe Commercial Holdings Company Limited (A)(C)	40,686		9,432

Semiconductor Equipment - 1.83%
Applied Materials, Inc. (E)	903		12,173
ASML Holding N.V., Ordinary Shares (A)	258		9,228
			21,401
Semiconductors - 9.48%
Intel Corporation	356		7,918
MediaTek Incorporation (A)	1,877		32,572
PMC-Sierra, Inc. (B)	1,206		10,760
Samsung Electronics Co., Ltd. (A)	35		25,232
Taiwan Semiconductor Manufacturing Company Ltd. (A)	17,686		34,249
			110,731
Specialized Finance - 1.18%
Hong Kong Exchanges and Clearing Limited (A)	824		13,751

Systems Software - 1.91%
Microsoft Corporation (E)	763		22,330

Tobacco - 1.34%
Philip Morris International Inc.	301		15,690

Trading Companies & Distributors - 1.52%
Mitsubishi Corporation (A)	680		17,807

Trucking - 1.53%
A.P. Moller - Maersk A/S (A)(C)	1		4,923
A.P. Moller - Maersk A/S (A)	2		12,954
			17,877
Wireless Telecommunication Service - 0.45%
MTN Group Limited (A)	344		5,296

TOTAL COMMON STOCKS - 84.64%			$989,076
(Cost: $851,985)

INVESTMENT FUNDS - 0.12%
Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	300		$1,413
(Cost: $1,982)

RIGHTS - 0.00%

Automobile Manufacturers
Volkswagen AG, Rights (A)(B)	88		$55
(Cost: $46)

CORPORATE DEBT SECURITIES	Principal
Beverage / Bottling - 0.05%
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	$ 500		574

Construction Materials - 0.08%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)(H)	1,500		1,049

Finance Companies - 0.09%
Toyota Motor Credit Corporation,
4.130%, 1-18-15 (H)	1,050		1,029

Forest Products - 0.05%
Sino-Forest Corporation,
10.250%, 7-28-14 (C)	475		526

Home Builders - 0.03%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	327		332

Utilities - 0.11%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (I)(J)	BRL1,800		1,264

TOTAL CORPORATE DEBT SECURITIES - 0.41%			$4,774
(Cost: $4,682)

PUT OPTIONS	Number of Contracts
Euro (Currency),
Jun $1.35, Expires 6-30-10	––	*	628
iShares MSCI Emerging Markets Index:
Jun $38.00, Expires 6-21-10	2		154
Jun $38.00, Expires 6-21-10	2		121
Jun $39.00, Expires 6-21-10	1		53
Jun $41.00, Expires 6-21-10	3		459

TOTAL PUT OPTIONS - 0.12%			$1,415
(Cost: $2,399)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.22%	Principal
Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (K)
5.500%, 9-15-17	$ 2,926		268
5.000%, 11-15-17	240		17
5.000%, 4-15-19	513		41
5.000%, 4-15-19	246		17
5.000%, 11-15-22	226		12
5.500%, 3-15-23	495		69
5.000%, 5-15-23	427		29
5.000%, 8-15-23	332		26
5.500%, 4-15-25	98		5
5.500%, 4-15-25	32		––	*
5.000%, 9-15-25	48		––	*
5.500%, 10-15-25	1,165		191
5.000%, 4-15-26	281		2
5.000%, 10-15-28	459		18
5.500%, 2-15-30	227		11
5.000%, 8-15-30	410		17
5.500%, 3-15-31	408		27
6.000%, 11-15-35	645		94
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 5-25-22	262		17
5.000%, 7-25-23	1,462		184
5.000%, 8-25-23	431		37
5.000%, 11-25-23	536		55
5.000%, 9-25-30	523		34
5.500%, 6-25-33	622		93
5.500%, 8-25-33	882		141
5.500%, 4-25-34	1,493		246
5.500%, 11-25-36	2,029		335
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 1-20-30	770		26
5.000%, 6-20-31	949		62
5.500%, 3-20-32	554		64
5.000%, 7-20-33	291		33
5.500%, 11-20-33	1,173		143
5.500%, 6-20-35	883		137
5.500%, 7-20-35	457		72
5.500%, 7-20-35	292		28
5.500%, 10-16-35	428		62
(Cost: $3,561)			$2,613

BULLION - 9.99%	Troy Ounces
Gold	105		$116,772
(Cost: $85,095)

SHORT-TERM SECURITIES	Principal
Commercial Paper (L) - 5.27%
Avon Capital Corp. (Avon Products, Inc.),
0.160%, 4-8-10	$ 5,000		5,000
Bemis Company, Inc.,
0.240%, 5-4-10	4,530		4,529
Citigroup Funding Inc.,
0.180%, 4-8-10	5,000		5,000
Corporacion Andina de Fomento,
0.180%, 4-6-10	8,000		8,000
Hewlett-Packard Company,
0.150%, 4-26-10	5,000		4,999
ITT Corporation,
0.250%, 4-14-10	10,000		9,999
Kitty Hawk Funding Corp.,
0.180%, 4-6-10	16,044		16,044
Straight-A Funding, LLC (Federal Financing Bank),
0.200%, 5-17-10	5,000		4,999
Wisconsin Electric Power Co.,
0.000%, 4-1-10	3,020		3,020
			61,590
Commercial Paper (backed by irrevocable bank letter of credit) (L) - 0.76%
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.200%, 4-30-10	3,904		3,903
River Fuel Trust #1 (Bank of New York (The)),
0.170%, 4-30-10	5,000		4,999
			8,902
Master Note - 0.32%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (M)	3,751		3,751

TOTAL SHORT-TERM SECURITIES - 6.35%			$74,243
(Cost: $74,243)

TOTAL INVESTMENT SECURITIES - 101.85%			$1,190,361
(Cost: $1,023,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.85%)			(21,666)

NET ASSETS - 100.00%			$1,168,695

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$989,076	$––	$––
Investment Funds	––	––	1,413
Rights	55	––	––
Corporate Debt Securities	––	4,774	––
Put Options	634	––	781
United States Government Agency Obligations	––	2,613	––
Bullion	116,772	––	––
Short-Term Securities	––	74,243	––
Total Investments in Securities	$1,106,537	$81,630	$2,194
Forward Foreign Currency Contracts	$––	$4,966	$––

Liabilities
Forward Foreign Currency Contracts	$––	$1,984	$––
Futures Contracts	$3,641	$––	$––
Written Options	$1,875	$––	$1,004

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment Funds	Put Options	Written Options
Beginning Balance 1-1-10	$1,392	$––	$––
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	21	(372)	(399)
Purchases	––	1,153	(605)
Sales	––	––	––
Transfers into Level 3 during the period	––	––	––
Transfers out of Level 3 during the period	––	––	––
Ending Balance 3-31-10	$1,413	$781	$(1,004)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$21	$(372)	$(399)

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Sell	British Pound	Deutsche Bank AG	36,300	6-18-10	$79		$––
Sell	British Pound	Deutsche Bank AG	4,200	6-18-10	––		45
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	214,600	9-15-10	––		399
Buy	Chinese Yuan Renminbi	Citibank, N.A.	62,400	10-25-10	––		260
Sell	Euro	Deutsche Bank AG	33,000	5-27-10	1,551		––
Sell	Euro	Citibank, N.A.	16,600	6-18-10	412		––
Sell	Euro	Morgan Stanley International	11,000	6-25-10	26		––
Sell	Euro	Morgan Stanley Smith Barney LLC	15,800	8-10-10	377		––
Buy	Japanese Yen	Bank of America NT & SA	149,013	4-21-10	––		79
Sell	Japanese Yen	Goldman Sachs International	6,338,073	7-13-10	635		––
Sell	Japanese Yen	Deutsche Bank AG	1,014,318	12-13-10	699		––
Sell	Japanese Yen	Citibank, N.A.	3,610,500	12-20-10	563		––
Buy	Norwegian Krone	Morgan Stanley Smith Barney LLC	36,147	8-10-10	43		––
Buy	Norwegian Krone	Morgan Stanley Smith Barney LLC	93,653	8-10-10	––		58
Buy	Norwegian Krone	Citibank, N.A.	267	10-20-10	––	*	––
Sell	Norwegian Krone	Bank of America NT & SA	72	10-20-10	––		––	*
Sell	South African Rand	Deutsche Bank AG	68,700	6-18-10	––		133
Buy	South Korean Won	Goldman Sachs International	43,500,000	7-13-10	122		––
Buy	South Korean Won	Goldman Sachs International	34,200,000	7-13-10	––		180
Buy	Swedish Krona	Deutsche Bank AG	100,645	5-27-10	439		––
Buy	Swedish Krona	Deutsche Bank AG	230,775	5-27-10	––		657
Buy	Swedish Krona	Deutsche Bank AG	16,500	12-13-10	17		––
Buy	Swedish Krona	Deutsche Bank AG	66,000	12-13-10	––		173
Buy	Swiss Franc	Deutsche Bank AG	289	8-25-10	3		––
					$4,966		$1,984

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $65,406 or 5.60% of net assets.

(D)Securities serve as cover or collateral for the following written options outstanding at March 31, 2010:
Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
iShares MSCI Emerging Markets Index	Morgan Stanley Smith Barney LLC	2	June 2010	$38.00	$605	$(1,004)
	Morgan Stanley Smith Barney LLC	2	June 2010	38.00	498	(840)
	Morgan Stanley Smith Barney LLC	1	June 2010	39.00	167	(232)
	Morgan Stanley Smith Barney LLC	3	June 2010	41.00	748	(803)

					$2,018	$(2,879)

(E)Securities serve as collateral for the following open futures contracts at March 31, 2010:

Description	Type	Expiration Date	Number of Contracts		Market Value	Unrealized Depreciation
Hang Seng Index	Short	4-30-10	––	*	$(59,335)	$(927)
Hang Seng China Enterprises Index	Short	4-30-10	1		(41,507)	(1,363)
KOSPI 200 Index	Short	6-10-10	––	*	(17,317)	(399)
S&P/ASX 200 Index	Short	6-17-10	––	*	(37,273)	(319)
Dow Jones Euro STOXX 50 Index	Short	6-18-10	2		(71,046)	(633)

					$(226,478)	$(3,641)

(F)Illiquid restricted security. At March 31, 2010, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	300	$1,982	$1,413

The total value of this security represented approximately 0.12% of net assets at March 31, 2010.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(I)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $1,264 or 0.11% of net assets.

(J)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(K)Amount shown in principal column represents notional amount for computation of interest.

(L)Rate shown is the yield to maturity at March 31, 2010.

(M)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Balanced (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.17%
Honeywell International Inc.	96	$4,350

Air Freight & Logistics - 1.10%
Expeditors International of Washington, Inc.	112	4,117

Apparel, Accessories & Luxury Goods - 1.32%
V.F. Corporation	62	4,937

Auto Parts & Equipment - 1.05%
BorgWarner Inc. (A)	102	3,902

Automobile Manufacturers - 0.67%
Ford Motor Company (A)	198	2,491

Biotechnology - 1.25%
Gilead Sciences, Inc. (A)	103	4,680

Casinos & Gaming - 1.44%
Wynn Resorts, Limited	71	5,384

Communications Equipment - 3.38%
Cisco Systems, Inc. (A)	374	9,732
QUALCOMM Incorporated	69	2,881
		12,613
Computer Hardware - 4.62%
Apple Inc. (A)	42	9,749
Hewlett-Packard Company	140	7,457
		17,206
Construction & Engineering - 0.76%
Quanta Services, Inc. (A)	147	2,824

Data Processing & Outsourced Services - 0.98%
Paychex, Inc.	120	3,675

Department Stores - 0.85%
Macy's Inc.	145	3,154

Distillers & Vintners - 1.42%
Brown-Forman Corporation, Class B	89	5,291

Diversified Banks - 1.09%
Wells Fargo & Company	130	4,058

Diversified Chemicals - 1.51%
Dow Chemical Company (The)	191	5,639

Electric Utilities - 0.85%
Exelon Corporation	73	3,189

Electrical Components & Equipment - 2.26%
Emerson Electric Co.	167	8,427

Footwear - 1.01%
NIKE, Inc., Class B	52	3,785

General Merchandise Stores - 1.25%
Target Corporation	89	4,676

Health Care Distributors - 0.37%
Henry Schein, Inc. (A)	23	1,372

Health Care Supplies - 1.65%
DENTSPLY International Inc.	177	6,161

Home Improvement Retail - 1.59%
Home Depot, Inc. (The)	184	5,943

Hotels, Resorts & Cruise Lines - 1.97%
Carnival Corporation	65	2,516
Hyatt Hotels Corporation, Class A (A)	124	4,832
		7,348
Household Products - 2.51%
Colgate-Palmolive Company	111	9,421

Human Resource & Employment Services - 1.15%
Manpower Inc.	75	4,278

Industrial Conglomerates - 2.19%
General Electric Company	246	4,472
Textron Inc.	175	3,715
		8,187
Industrial Machinery - 1.02%
Illinois Tool Works Inc.	80	3,789

Integrated Oil & Gas - 1.76%
ConocoPhillips	53	2,702
Exxon Mobil Corporation	58	3,861
		6,563
IT Consulting & Other Services - 1.03%
Accenture plc, Class A	92	3,851

Oil & Gas Equipment & Services - 3.72%
Halliburton Company	134	4,037
National Oilwell Varco, Inc.	113	4,594
Schlumberger Limited	83	5,267
		13,898
Other Diversified Financial Services - 4.50%
Bank of America Corporation	370	6,597
JPMorgan Chase & Co.	228	10,186
		16,783
Personal Products - 1.94%
Estee Lauder Companies Inc. (The), Class A	111	7,227

Pharmaceuticals - 2.86%
Abbott Laboratories	97	5,126
Allergan, Inc.	85	5,540
		10,666
Property & Casualty Insurance - 1.58%
Travelers Companies, Inc. (The)	109	5,885

Railroads - 1.60%
Union Pacific Corporation	82	5,981

Real Estate Management & Development - 1.15%
CB Richard Ellis Group, Inc., Class A (A)	272	4,306

Regional Banks - 2.29%
BB&T Corporation	117	3,780
PNC Financial Services Group, Inc. (The)	80	4,770
		8,550
Semiconductor Equipment - 0.75%
ASML Holding N.V., NY Registry Shares	79	2,804

Semiconductors - 4.10%
Intel Corporation	182	4,045
Microchip Technology Incorporated	306	8,608
Texas Instruments Incorporated	106	2,601
		15,254
Soft Drinks - 2.22%
PepsiCo, Inc.	125	8,270

Systems Software - 1.27%
Microsoft Corporation	162	4,742

Tobacco - 1.14%
Philip Morris International Inc.	81	4,246

TOTAL COMMON STOCKS - 72.34%		$269,923
(Cost: $210,881)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers - 0.80%
Ford Motor Company, Convertible,
4.250%, 11-15-16	$ 2,000	2,993

Banking - 0.91%
Barclays Bank PLC,
5.125%, 1-8-20	500	493
Deutsche Bank AG,
3.450%, 3-30-15	750	745
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,056
7.900%, 4-29-49 (B)	500	533
U.S. Bancorp,
4.200%, 5-15-14	500	525
		3,352
Beverage / Bottling - 0.28%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	500	513
5.375%, 11-15-14 (C)	500	542
		1,055
Broadcasting - 0.49%
CBS Corporation,
8.875%, 5-15-19	1,500	1,812

Communications Equipment - 0.55%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,081

Construction & Farm Machinery & Heavy Trucks - 0.22%
John Deere Capital Corporation,
5.250%, 10-1-12	750	814

Consumer Finance - 0.11%
American Express Credit Corporation,
5.125%, 8-25-14	400	425

Department Stores - 0.56%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,091

Distillers & Vintners - 0.54%
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,006

Diversified Banks - 0.34%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	1,250	1,268

Electric - 0.47%
Hydro-Quebec,
8.000%, 2-1-13	1,500	1,742

Finance - Other - 0.30%
Western Union Company (The),
6.500%, 2-26-14	1,000	1,128

Food Processors - 0.33%
Cargill, Inc.,
6.375%, 6-1-12 (C)	1,150	1,249

Food Retail - 0.57%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,171

Health Care Supply - 0.20%
Medtronic, Inc.,
3.000%, 3-15-15	750	746

Home Improvement Retail - 0.56%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,077

Industrial Conglomerates - 0.10%
Textron Inc.,
6.200%, 3-15-15	350	371

Industrial Gases - 0.43%
Praxair, Inc.,
4.375%, 3-31-14	1,500	1,597

Industrial Machinery - 0.44%
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,500	1,637

Integrated Oil & Gas - 0.57%
Chevron Corporation,
3.450%, 3-3-12	500	521
ConocoPhillips,
4.750%, 2-1-14	1,500	1,613
		2,134
Integrated Telecommunication Services - 0.29%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,073

Investment Banking & Brokerage - 0.40%
Morgan Stanley,
4.100%, 1-26-15	1,500	1,492

Life Insurance - 0.57%
Principal Life Global,
6.250%, 2-15-12 (C)	1,500	1,604
Prudential Financial, Inc.,
4.750%, 9-17-15	500	515
		2,119
Metals / Mining - 0.77%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,800	2,279
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	602
		2,881
Movies & Entertainment - 0.14%
Viacom Inc.,
4.375%, 9-15-14	500	517

Oil & Gas - 0.07%
Cenovus Energy Inc.,
4.500%, 9-15-14 (C)	250	261

Oil & Gas Exploration & Production - 0.30%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,120

Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (D)	17	––	*
8.000%, 3-31-11 (D)	4	––	*
Mellon Residential Funding,
6.750%, 6-25-28	27	23
		23
Packaged Foods & Meats - 0.68%
Kraft Foods Inc.,
4.125%, 2-9-16	1,000	1,013
Unilever Capital Corporation,
5.900%, 11-15-32	1,450	1,518
		2,531
Pharmaceuticals - 1.41%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,052
Pfizer Inc.,
4.450%, 3-15-12	1,500	1,590
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	1,500	1,620
		5,262
Property & Casualty Insurance - 0.14%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	500	526

Restaurants - 0.14%
YUM! Brands, Inc.,
4.250%, 9-15-15	500	512

Retail Stores - Other - 0.23%
Wal-Mart Stores, Inc.,
2.875%, 4-1-15	875	874

Soft Drinks - 0.36%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	500	576
PepsiCo, Inc.,
3.750%, 3-1-14	750	784
		1,360
Systems Software - 0.14%
Microsoft Corporation,
2.950%, 6-1-14	500	508

Telecommunications - 0.05%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15 (D)	200	201

Tobacco - 0.20%
Philip Morris International Inc.,
4.500%, 3-26-20	750	732

TOTAL CORPORATE DEBT SECURITIES - 14.67%		$54,741
(Cost: $50,884)

OTHER GOVERNMENT SECURITIES - 0.20%
Qatar
State of Qatar,
4.000%, 1-20-15 (C)	750	$764
(Cost: $749)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.76%
Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	325	353
5.000%, 1-1-18	248	264
5.500%, 4-1-18	72	77
5.000%, 5-1-18	118	126
4.500%, 7-1-18	1,747	1,839
7.000%, 9-1-25	77	86
6.500%, 10-1-28	262	289
6.500%, 2-1-29	155	171
7.500%, 4-1-31	166	189
7.000%, 7-1-31	222	252
7.000%, 9-1-31	207	234
7.000%, 9-1-31	172	195
7.000%, 11-1-31	51	58
6.500%, 2-1-32	796	894
7.000%, 2-1-32	253	288
7.000%, 2-1-32	246	280
7.000%, 3-1-32	172	196
7.000%, 7-1-32	361	407
6.000%, 9-1-32	1,532	1,663
6.000%, 2-1-33	329	358
5.500%, 5-1-33	618	656
5.500%, 5-1-33	445	472
5.500%, 5-1-33	253	269
5.500%, 6-1-33	478	507
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 8-15-28	24	26
6.500%, 8-15-28	30	34
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	90	100
(Cost: $9,645)		$10,283

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.35%
United States Treasury Notes,
3.000%, 7-15-12 (E)	1,205	1,298

Treasury Obligations - 7.96%
United States Treasury Bonds:
7.500%, 11-15-16	1,500	1,894
6.250%, 8-15-23	5,250	6,308
United States Treasury Notes:
3.875%, 2-15-13	3,000	3,201
3.625%, 5-15-13	3,000	3,182
4.250%, 8-15-13	4,000	4,328
4.250%, 8-15-15	10,000	10,797
		29,710

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 8.31%		$31,008

(Cost: $28,345)

SHORT-TERM SECURITIES
Commercial Paper (F) - 1.25%
Ecolab Inc.,
0.000%, 4-1-10	4,656	4,656

Master Note - 0.34%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (G)	1,282	1,282

TOTAL SHORT-TERM SECURITIES - 1.59%		$5,938
(Cost: $5,938)

TOTAL INVESTMENT SECURITIES - 99.87%		$372,657
(Cost: $306,442)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.13%		488

NET ASSETS - 100.00%		$373,145

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$269,923	$––	$––
Corporate Debt Securities	––	54,741	––	*
Other Government Securities	––	764	––
United States Government Agency Obligations	––	10,283	––
United States Government Obligations	––	31,008	––
Short-Term Securities	––	5,938	––
Total Investments in Securities	$269,923	$102,734	$––	*

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $6,566 or 1.76% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $201 or 0.05% of net assets.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)Rate shown is the yield to maturity at March 31, 2010.

(G)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.
The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Bond (in thousands)

MARCH 31, 2010 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense - 1.04%
Honeywell International Inc.,
5.000%, 2-15-19	$ 2,225	$2,317
United Technologies Corporation,
6.125%, 2-1-19	3,000	3,374
		5,691
Air Freight & Logistics - 0.31%
FedEx Corporation,
7.375%, 1-15-14	1,500	1,723

Asset-Backed Security - 0.01%
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	30	32

Banking - 6.16%
Barclays Bank PLC,
5.000%, 9-22-16	1,000	1,027
Credit Suisse AG,
3.500%, 3-23-15	3,000	2,988
Deutsche Bank AG,
3.450%, 3-30-15	5,700	5,664
Goldman Sachs Group, Inc. (The),
5.375%, 3-15-20	3,000	2,972
JPMorgan Chase & Co.:
4.650%, 6-1-14	3,000	3,170
6.000%, 1-15-18	3,000	3,257
PNC Funding Corp,
4.250%, 9-21-15	5,000	5,149
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (B)	5,000	5,155
U.S. Bancorp,
4.200%, 5-15-14	3,000	3,148
Wells Fargo & Company,
3.625%, 4-15-15	1,500	1,488
		34,018
Beverage / Bottling - 1.06%
Anheuser-Busch InBev Worldwide Inc.:
5.375%, 11-15-14 (C)	3,500	3,791
5.375%, 1-15-20	2,000	2,063
		5,854
Biotechnology - 0.77%
Amgen Inc.:
6.150%, 6-1-18	3,000	3,375
5.700%, 2-1-19	800	877
		4,252
Building Products - 0.47%
Hanson PLC,
7.875%, 9-27-10	2,500	2,568

Cable & Satellite - 1.24%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	1,250	1,398
Comcast Corporation,
5.150%, 3-1-20	3,000	3,027
EchoStar DBS Corporation,
6.375%, 10-1-11	750	780
Walt Disney Company (The),
4.700%, 12-1-12	1,500	1,618
		6,823
CMBS Other - 1.87%
COMM 2005-C6,
5.144%, 6-10-44	6,000	6,239
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	2,052
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (D)	2,000	2,023
		10,314
Coal & Consumable Fuels - 0.18%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,011

Computer Hardware - 1.15%
Hewlett-Packard Company:
6.500%, 7-1-12	3,000	3,320
4.750%, 6-2-14	500	540
International Business Machines Corporation,
7.625%, 10-15-18	2,000	2,462
		6,322
Conglomerate / Diversified Mfg - 0.10%
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	567

Consumer Finance - 0.80%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (A)	3,600	3,762
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	200	189
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	179	180
Origen Manufactured Housing Contract Trust 2005-B,
5.910%, 1-15-37	100	96
Vanderbilt Mortgage & Finance, Inc., Manufactured Housing Contract Senior/Subordinate Pass-Through Certificates, Series 1999A, Class I A-5,
6.555%, 3-7-23	169	172
		4,399
Diversified Banks - 0.29%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,500	1,611

Diversified Chemicals - 1.33%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	2,000	2,159
5.750%, 3-15-19	4,725	5,137
		7,296
Diversified Metals & Mining - 0.50%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	2,500	2,751

Electric - 2.26%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	281	296
NorthWestern Corporation,
6.340%, 4-1-19	3,000	3,213
Oncor Electric Delivery Company,
6.375%, 5-1-12	4,615	4,990
PacifiCorp,
5.500%, 1-15-19	1,000	1,069
Pepco Holdings, Inc.,
4.000%, 5-15-10	750	753
Southern Power Company,
6.250%, 7-15-12	2,000	2,187
		12,508
Electrical Components & Equipment - 0.47%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,615

Finance - Other - 2.27%
General Electric Capital Corporation:
3.750%, 11-14-14	5,000	5,066
5.625%, 5-1-18	2,000	2,090
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (C)	1,000	1,074
Western Union Company (The),
6.500%, 2-26-14	3,800	4,286
		12,516
Food Processors - 1.63%
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13 (A)	3,000	3,177
Campbell Soup Company,
4.500%, 2-15-19	1,000	1,018
Kellogg Company,
6.600%, 4-1-11	4,550	4,798
		8,993
Gas - Local Distribution - 0.57%
AGL Capital Corporation,
7.125%, 1-14-11	3,000	3,137

Gas Pipe Lines - 1.74%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (C)	3,924	4,291
Northern Natural Gas,
7.000%, 6-1-11 (A)	3,000	3,191
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	2,109
		9,591
Health Care Facilities - 0.07%
HCA Inc.,
8.750%, 9-1-10	381	389

Health Care Supply - 0.99%
Baxter International Inc.,
4.250%, 3-15-20	2,500	2,474
Medtronic, Inc.,
4.450%, 3-15-20	3,000	2,986
		5,460
Household Appliances - 0.18%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (A)	1,000	1,000

Household Products - 1.04%
Procter & Gamble Company (The):
4.950%, 8-15-14	3,000	3,279
8.000%, 9-1-24	2,000	2,476
		5,755
Industrial - Other - 0.34%
Bombardier Inc.,
7.500%, 3-15-18 (C)	1,800	1,877

Industrial Machinery - 0.59%
Illinois Tool Works Inc.,
5.150%, 4-1-14	3,000	3,275

Integrated Telecommunication Services - 0.76%
AT&T Inc.:
4.950%, 1-15-13	750	806
5.800%, 2-15-19	1,500	1,603
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	1,700	1,809
		4,218
Investment Banking & Brokerage - 1.44%
Morgan Stanley,
4.100%, 1-26-15	8,000	7,957

Life Insurance - 0.93%
Prudential Financial, Inc.,
4.750%, 9-17-15	5,000	5,145

Metals / Mining - 1.09%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	6,025

Multi-Utilities - 1.04%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,644
Duke Energy Corporation,
6.250%, 1-15-12	1,000	1,085
Duke Energy Ohio, Inc.,
2.100%, 6-15-13	2,000	2,002
		5,731
Oil & Gas - 2.78%
Shell International Finance B.V.:
3.250%, 9-22-15	10,000	10,049
4.375%, 3-25-20	3,000	2,974
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,000	2,319
		15,342
Oil & Gas Equipment & Services - 0.55%
Halliburton Company:
6.150%, 9-15-19	1,375	1,541
6.750%, 2-1-27	1,400	1,516
		3,057
Oil & Gas Exploration & Production - 0.59%
Anadarko Petroleum Corporation,
5.950%, 9-15-16	3,000	3,267

Oilfield Machinery & Service - 0.69%
Weatherford International, Inc.,
5.950%, 6-15-12	3,500	3,780

Other Diversified Financial Services - 0.39%
Bank of America Corporation,
6.500%, 8-1-16	2,000	2,161

Other Mortgage-Backed Securities - 0.85%
Banc of America Alternative Loan Trust 2006-4,
6.207%, 5-25-46 (D)	81	––	*
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (D)	2,500	2,554
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	125	101
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	250	250
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	133
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (D)	25	25
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (C)(D)	132	133
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (D)	204	196
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.500%, 8-25-18 (C)	4	4
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (A)(D)	245	192
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11-25-32 (A)	132	98
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (A)	181	87
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (C)(D)	100	65
LB-UBS Westfield Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-WM,
6.647%, 7-14-16 (C)	250	259
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3-15-11	87	74
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	105	97
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (C)	200	197
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	96	1
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	189	113
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	22	5
Structured Asset Securities Corporation:
6.290%, 11-25-32 (D)	23	7
5.250%, 8-25-33	113	69
		4,660
Other Non-Agency REMIC/CMO - 1.96%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	2,364	2,023
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	1,750	1,269
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	2,265	1,409
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	574	584
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.660%, 3-25-35 (D)	2,703	338
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.993%, 2-25-34 (D)	705	286
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
3.480%, 9-25-34 (D)	2,178	21
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
3.262%, 12-25-34 (D)	2,975	36
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.611%, 3-25-34 (D)	1,200	188
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
3.457%, 5-25-34 (D)	1,461	72
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.633%, 11-25-35 (D)	293	––	*
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.416%, 12-25-35 (D)	383	––	*
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	3,000	2,466
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	2,166	2,138
		10,830
Packaged Foods & Meats - 0.55%
Kraft Foods Inc.:
4.125%, 2-9-16	1,500	1,519
5.375%, 2-10-20	1,500	1,525
		3,044
Paper / Forest Products - 0.05%
Westvaco Corporation,
7.500%, 6-15-27	309	301

Pharmaceuticals - 1.28%
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	2,714
Johnson & Johnson,
5.150%, 7-15-18	2,000	2,149
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	2,000	2,160
		7,023
Property & Casualty Insurance - 1.46%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	3,000	3,158
4.750%, 5-15-12	2,000	2,139
5.000%, 8-15-13	2,500	2,730
		8,027
Retail Stores - Other - 1.22%
Best Buy Co., Inc.,
6.750%, 7-15-13	6,000	6,716

Service - Other - 0.27%
Republic Services, Inc.,
5.000%, 3-1-20 (A)	1,500	1,471

Soft Drinks - 0.45%
Coca-Cola Company (The),
5.350%, 11-15-17	2,250	2,475

Telecommunications - 2.46%
America Movil, S.A.B. de C.V.,
5.000%, 3-30-20 (A)	2,500	2,465
British Telecommunications plc,
5.150%, 1-15-13	3,500	3,700
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	5,000	5,257
New York Telephone Company,
6.700%, 11-1-23	750	764
Telecom Italia Capital,
6.999%, 6-4-18	1,250	1,352
		13,538
Tobacco - 0.57%
Philip Morris International Inc.,
4.500%, 3-26-20	3,200	3,122

Utilities - Water - 0.38%
California Water Service Company,
5.875%, 5-1-19	2,000	2,077

TOTAL CORPORATE DEBT SECURITIES - 51.19%		$282,315
(Cost: $283,110)

MUNICIPAL BONDS - TAXABLE
California - 1.69%
Stockton, CA, 2007 Taxable Pension Oblig Bonds, Ser A,
5.140%, 9-1-17	9,670	9,313

Massachusetts - 0.25%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10-1-18	1,250	1,365

New York - 0.82%
NYC Indl Dev Agy,
11.000%, 3-1-29 (A)	4,000	4,546

TOTAL MUNICIPAL BONDS - TAXABLE - 2.76%		$15,224

(Cost: $14,511)

OTHER GOVERNMENT SECURITIES
Brazil - 0.09%
Federative Republic of Brazil (The),
9.250%, 10-22-10	500	523

Canada - 0.31%
Province de Quebec,
7.140%, 2-27-26	1,500	1,671

TOTAL OTHER GOVERNMENT SECURITIES - 0.40%		$2,194
(Cost: $2,048)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 2.37%
Federal Farm Credit Bank:
4.350%, 9-2-14	4,400	4,733
5.200%, 11-28-16	5,000	5,511
4.600%, 1-29-20	2,500	2,586
Federal National Mortgage Association,
3.875%, 7-12-13	200	213
		13,043
Mortgage-Backed Obligations - 28.34%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 6-15-27	4,838	5,056
4.500%, 5-15-32	4,000	4,246
4.000%, 11-15-36	4,015	4,161
4.500%, 5-15-39	2,650	2,790
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-19	1,000	1,071
5.000%, 5-15-23	1,500	1,585
5.000%, 5-15-31	2,010	2,086
5.500%, 9-15-31	1,798	1,864
5.000%, 9-15-32	1,433	1,523
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (E)
5.000%, 9-15-31	1,564	153
5.500%, 10-15-31	1,974	142
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 5-1-18	160	171
4.500%, 3-1-19	808	849
5.500%, 6-1-19	93	101
4.500%, 10-1-20	2,325	2,446
6.000%, 8-1-22	1,668	1,802
6.000%, 9-1-22	356	385
5.000%, 4-1-23	420	443
5.000%, 7-1-25	1,474	1,536
6.000%, 2-1-27	1,349	1,448
5.300%, 1-15-33	228	242
6.000%, 10-1-33	360	398
5.500%, 2-1-35	131	139
5.500%, 2-1-35	64	68
5.000%, 3-1-35	1,087	1,125
5.000%, 8-1-35	254	263
5.500%, 10-1-35	816	863
5.000%, 11-1-35	383	397
6.500%, 7-1-36	324	353
5.500%, 6-1-37	1,144	1,209
6.500%, 9-1-37	370	403
7.000%, 12-1-37	40	44
6.000%, 2-1-39	1,483	1,593
5.000%, 3-1-40	925	956
Federal National Mortgage Association:
5.500%, 2-1-35	485	513
5.000%, 4-1-35	463	479
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1-25-17	4,563	4,805
5.000%, 3-25-18	3,500	3,741
5.000%, 6-25-18	2,173	2,327
5.000%, 9-25-18	3,528	3,760
5.000%, 3-25-29	5,066	5,238
5.500%, 2-25-32	748	759
5.000%, 7-15-33	10,000	10,593
3.500%, 8-25-33	948	954
4.500%, 12-25-34	1,680	1,759
5.500%, 7-15-36	5,977	6,326
5.500%, 4-25-37	4,289	4,607
4.000%, 3-25-39	3,833	3,921
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (E)
5.500%, 1-25-33	1,261	186
5.500%, 11-25-36	7,972	1,311
5.500%, 8-25-37	2,882	433
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 3-1-18	99	107
5.000%, 10-1-18	88	94
4.500%, 6-1-19	1,939	2,037
4.500%, 8-1-19	2,543	2,672
4.500%, 9-1-19	4,255	4,450
5.500%, 9-1-19	58	62
5.000%, 12-1-19	1,714	1,824
6.000%, 6-1-22	5,206	5,628
5.500%, 11-1-22	2,136	2,305
5.000%, 4-1-24	1,552	1,617
4.500%, 7-25-24	1,000	1,032
5.000%, 5-1-28	2,959	3,076
5.500%, 9-25-31	856	898
5.000%, 6-25-32	4,653	4,900
7.000%, 11-1-32	85	97
5.500%, 2-1-33	1,814	1,924
5.500%, 6-1-33	1,380	1,464
6.000%, 6-1-33	254	275
5.000%, 9-1-33	2,850	2,956
6.000%, 12-1-33	182	200
5.500%, 1-1-34	100	106
5.500%, 1-1-34	100	106
5.000%, 2-1-34	238	247
5.500%, 2-1-34	415	441
5.500%, 2-1-34	264	280
5.000%, 3-1-34	444	461
6.000%, 4-1-34	122	132
5.500%, 9-1-34	63	67
6.500%, 9-1-34	40	44
5.500%, 11-1-34	164	174
6.000%, 11-1-34	48	52
6.500%, 11-1-34	117	128
6.500%, 11-1-34	81	89
6.000%, 12-1-34	275	297
5.500%, 2-1-35	3,445	3,653
5.500%, 2-1-35	384	409
6.500%, 3-1-35	78	86
6.000%, 4-1-35	346	375
5.000%, 5-1-35	1,444	1,493
6.000%, 6-1-35	275	294
5.000%, 7-1-35	379	393
5.000%, 7-1-35	283	294
5.000%, 7-1-35	57	59
5.500%, 7-1-35	123	129
5.500%, 8-1-35	69	73
5.500%, 10-1-35	391	418
5.500%, 10-1-35	117	125
6.000%, 10-1-35	462	495
5.500%, 11-1-35	419	443
6.000%, 1-1-36	733	784
5.000%, 2-1-36	355	367
6.500%, 2-1-36	68	74
6.500%, 6-1-36	113	123
5.500%, 9-1-36	465	492
5.500%, 11-1-36	846	893
6.000%, 11-1-36	433	462
6.500%, 11-1-36	159	172
6.000%, 2-1-37	659	703
6.500%, 8-1-37	224	244
6.000%, 9-1-37	110	117
6.500%, 9-1-37	203	220
6.000%, 12-1-37	438	466
6.000%, 12-1-37	281	299
5.500%, 2-1-38	1,505	1,587
5.500%, 5-1-38	824	869
6.000%, 7-1-38	147	157
5.000%, 2-1-40	1,496	1,544
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	2,000	2,106
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
0.845%, 6-17-45 (D)	1,254	40
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	58	63
5.500%, 7-15-38	125	132
5.500%, 10-15-38	92	97
5.000%, 7-20-39	1,243	1,291
5.000%, 12-15-39	254	264
5.000%, 12-15-39	149	155
		156,325
Non-Agency REMIC/CMO - 0.10%
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25 (D)	500	529

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 30.81%		$169,897
(Cost: $165,356)

UNITED STATES GOVERNMENT OBLIGATIONS - 10.38%
Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (F)	3,050	1,827
United States Treasury Bonds:
8.000%, 11-15-21	1,000	1,363
6.125%, 11-15-27	5,000	5,988
4.500%, 8-15-39	10,000	9,658
United States Treasury Notes:
4.250%, 8-15-13	8,950	9,685
4.000%, 2-15-14	6,000	6,448
2.375%, 2-28-15	7,500	7,448
3.625%, 8-15-19	15,000	14,816
(Cost: $57,675)		$57,233

SHORT-TERM SECURITIES
Commercial Paper (G) - 2.49%
Citigroup Funding Inc.,
0.190%, 4-22-10	5,000	4,999
Ecolab Inc.,
0.000%, 4-1-10	3,695	3,695
Proctor & Gamble International Funding S.C.A (Proctor & Gamble Company (The)),
0.160%, 4-28-10	5,000	4,999
		13,693
Master Note - 0.42%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (H)	2,333	2,333

Notes - 0.60%
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (D)	3,300	3,309

TOTAL SHORT-TERM SECURITIES - 3.51%		$19,335
(Cost: $19,335)

TOTAL INVESTMENT SECURITIES - 99.05%		$546,198
(Cost: $542,035)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%		5,228

NET ASSETS - 100.00%		$551,426
Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$––	$282,123	$192
Municipal Bonds	––	15,224	––
Other Government Securities	––	2,194	––
United States Government Agency Obligations	––	169,897	––
United States Government Obligations	––	57,233	––
Short-Term Securities	––	19,335	––
Total Investments in Securities	$––	$546,006	$192

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1-1-10	$1
Net realized gain (loss)	(146)
Net unrealized appreciation (depreciation)	107
Purchases	230
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––

Ending Balance 3-31-10	$192
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$(33)

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $20,271 or 3.68% of net assets.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $13,851 or 2.51% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(E)Amount shown in principal column represents notional amount for computation of interest.

(F)Zero coupon bond.

(G)Rate shown is the yield to maturity at March 31, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Securities
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Core Equity (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 0.75%
Omnicom Group Inc.	82	$3,190

Asset Management & Custody Banks - 1.44%
Blackstone Group L.P. (The)	439	6,146

Biotechnology - 3.88%
Amgen Inc. (A)	278	16,619

Broadcasting - 2.44%
CBS Corporation, Class B	749	10,447

Casinos & Gaming - 1.59%
Wynn Resorts, Limited	90	6,817

Communications Equipment - 4.26%
Juniper Networks, Inc. (A)	338	10,355
QUALCOMM Incorporated	188	7,903
		18,258
Computer Hardware - 4.87%
Apple Inc. (A)	15	3,618
Hewlett-Packard Company	325	17,247
		20,865
Computer Storage & Peripherals - 1.23%
NetApp, Inc. (A)	162	5,284

Construction & Farm Machinery & Heavy Trucks - 1.45%
PACCAR Inc	143	6,213

Consumer Finance - 4.81%
Capital One Financial Corporation	497	20,595

Data Processing & Outsourced Services - 2.86%
MasterCard Incorporated, Class A	18	4,572
Visa Inc., Class A	84	7,674
		12,246
Department Stores - 5.46%
Macy's Inc.	470	10,233
Nordstrom, Inc.	323	13,176
		23,409
Diversified Banks - 5.42%
Comerica Incorporated	113	4,308
Wells Fargo & Company	607	18,897
		23,205
Diversified Chemicals - 2.92%
Dow Chemical Company (The)	422	12,481

General Merchandise Stores - 1.28%
Target Corporation	104	5,470

Health Care Equipment - 1.01%
Baxter International Inc.	74	4,318

Hotels, Resorts & Cruise Lines - 1.81%
Starwood Hotels & Resorts Worldwide, Inc.	166	7,733

Hypermarkets & Super Centers - 1.88%
Costco Wholesale Corporation	135	8,049

Industrial Conglomerates - 3.59%
Textron Inc.	723	15,357

Industrial Machinery - 3.20%
Eaton Corporation	32	2,429
Parker Hannifin Corporation	174	11,258
		13,687
Internet Retail - 1.42%
Amazon.com, Inc. (A)	45	6,063

Investment Banking & Brokerage - 3.55%
Charles Schwab Corporation (The)	490	9,151
Lazard Group LLC	169	6,044
		15,195
IT Consulting & Other Services - 0.26%
Accenture plc, Class A	26	1,102

Oil & Gas Equipment & Services - 5.66%
Halliburton Company	358	10,771
Schlumberger Limited	145	9,202
Smith International, Inc.	99	4,249
		24,222
Oil & Gas Exploration & Production - 2.95%
Noble Energy, Inc.	90	6,548
Southwestern Energy Company (A)	149	6,082
		12,630
Other Diversified Financial Services - 6.88%
Bank of America Corporation	1,020	18,209
JPMorgan Chase & Co.	253	11,306
		29,515
Personal Products - 2.58%
Estee Lauder Companies Inc. (The), Class A	170	11,052

Pharmaceuticals - 2.03%
Teva Pharmaceutical Industries Limited, ADR	138	8,676

Railroads - 3.28%
Union Pacific Corporation	192	14,059

Semiconductor Equipment - 3.33%
Applied Materials, Inc.	807	10,875
Lam Research Corporation (A)	90	3,363
		14,238
Semiconductors - 4.85%
Altera Corporation	139	3,377
Intel Corporation	389	8,651
Microchip Technology Incorporated	310	8,723
		20,751
Soft Drinks - 2.74%
Coca-Cola Company (The)	213	11,720

Steel - 1.04%
ArcelorMittal	102	4,457

Tobacco - 1.98%
Philip Morris International Inc.	162	8,471

TOTAL COMMON STOCKS - 98.70%		$422,540
(Cost: $364,891)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 1.01%
Ecolab Inc.,
0.000%, 4-1-10	$ 4,318	4,318

Master Note - 0.61%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	2,617	2,617

TOTAL SHORT-TERM SECURITIES - 1.62%		$6,935
(Cost: $6,935)

TOTAL INVESTMENT SECURITIES - 100.32%		$429,475
(Cost: $371,826)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.32%)		(1,355)

NET ASSETS - 100.00%		$428,120

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$422,540	$––	$––
Short-Term Securities	––	6,935	––
Total Investments in Securities	$422,540	$6,935	$––
(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at March 31, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.
The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 1.49%
V.F. Corporation	40	$3,198

Asset Management & Custody Banks - 1.68%
T. Rowe Price Group, Inc.	65	3,592

Brewers - 0.40%
Molson Coors Brewing Company, Class B	20	850

Communications Equipment - 1.87%
QUALCOMM Incorporated	96	4,010

Computer Hardware - 2.50%
Hewlett-Packard Company	101	5,350

Construction & Engineering - 1.86%
Fluor Corporation	86	3,982

Construction & Farm Machinery & Heavy Trucks - 2.95%
Deere & Company	106	6,306

Consumer Finance - 2.68%
Capital One Financial Corporation	138	5,725

Data Processing & Outsourced Services - 2.00%
Visa Inc., Class A	47	4,288

Department Stores - 1.77%
Macy's Inc.	174	3,787

Diversified Banks - 3.38%
Barclays PLC, ADR	138	3,003
Wells Fargo & Company	136	4,226
		7,229
Diversified Chemicals - 3.12%
Dow Chemical Company (The)	112	3,319
PPG Industries, Inc.	51	3,348
		6,667
Diversified Metals & Mining - 2.46%
Rio Tinto plc, ADR	18	4,190
Southern Copper Corporation	34	1,066
		5,256
Electrical Components & Equipment - 2.76%
Emerson Electric Co.	117	5,906

Fertilizers & Agricultural Chemicals - 1.57%
Monsanto Company	47	3,361

Health Care Equipment - 0.78%
Stryker Corporation	29	1,662

Home Improvement Retail - 0.94%
Lowe's Companies, Inc.	83	2,020

Homebuilding - 1.45%
D.R. Horton, Inc.	247	3,108

Hotels, Resorts & Cruise Lines - 2.31%
Starwood Hotels & Resorts Worldwide, Inc.	106	4,927

Household Products - 4.19%
Colgate-Palmolive Company	80	6,844
Procter & Gamble Company (The)	33	2,114
		8,958
Industrial Conglomerates - 1.33%
Textron Inc.	134	2,840

Industrial Gases - 0.50%
Air Products and Chemicals, Inc.	14	1,063

Industrial Machinery - 1.85%
Illinois Tool Works Inc.	84	3,955

Integrated Oil & Gas - 2.94%
Exxon Mobil Corporation	94	6,280

Integrated Telecommunication Services - 1.47%
AT&T Inc.	122	3,149

Mortgage REITs - 0.93%
Annaly Capital Management, Inc.	116	1,993

Multi-Utilities - 1.11%
Dominion Resources, Inc.	58	2,364

Oil & Gas Drilling - 1.34%
Transocean Inc. (A)	33	2,872

Oil & Gas Equipment & Services - 10.13%
Halliburton Company	233	7,014
National Oilwell Varco, Inc.	72	2,914
Schlumberger Limited	119	7,582
Smith International, Inc.	97	4,160
		21,670
Oil & Gas Exploration & Production - 1.97%
Apache Corporation	41	4,208

Other Diversified Financial Services - 4.53%
Bank of America Corporation	218	3,887
JPMorgan Chase & Co.	130	5,825
		9,712
Paper Packaging - 0.49%
Sonoco Products Company	34	1,058

Pharmaceuticals - 3.00%
Abbott Laboratories	82	4,294
Teva Pharmaceutical Industries Limited, ADR	34	2,138
		6,432
Railroads - 4.54%
Norfolk Southern Corporation	63	3,501
Union Pacific Corporation	85	6,224
		9,725
Restaurants - 1.06%
McDonald's Corporation	34	2,257

Semiconductors - 4.72%
Intel Corporation	115	2,561
Microchip Technology Incorporated	267	7,528
		10,089
Soft Drinks - 1.73%
Coca-Cola Company (The)	67	3,704

Specialized Finance - 1.39%
CME Group Inc.	9	2,963

Steel - 1.00%
Nucor Corporation	47	2,142

Systems Software - 1.92%
Microsoft Corporation	140	4,104

Tobacco - 5.85%
Altria Group, Inc.	92	1,896
Lorillard, Inc.	54	4,041
Philip Morris International Inc.	126	6,586
		12,523

TOTAL COMMON STOCKS - 95.96%		$205,285
(Cost: $182,873)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 4.21%
John Deere Credit Limited (John Deere Capital Corporation),
0.160%, 4-6-10	$ 4,000	4,000
Straight-A Funding, LLC (Federal Financing Bank),
0.190%, 5-7-10	5,000	4,999
		8,999
Master Note - 1.48%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	3,176	3,176

TOTAL SHORT-TERM SECURITIES - 5.69%		$12,175
(Cost: $12,175)

TOTAL INVESTMENT SECURITIES - 101.65%		$217,460
(Cost: $195,048)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.65%)		(3,535)

NET ASSETS - 100.00%		$213,925

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$205,285	$––	$––
Short-Term Securities	––	12,175	––
Total Investments in Securities	$205,285	$12,175	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at March 31, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Energy (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 4.68%
Alpha Natural Resources, Inc. (A)	6	$276
Arch Coal, Inc.	14	329
Cameco Corporation	5	149
CONSOL Energy Inc.	7	279
Peabody Energy Corporation	11	494
		1,527
Construction & Engineering - 4.58%
Chicago Bridge & Iron Company N.V., NY Shares (A)	15	340
Fluor Corporation	15	684
Jacobs Engineering Group Inc. (A)	10	472
		1,496
Construction & Farm Machinery & Heavy Trucks - 1.97%
Bucyrus International, Inc., Class A	10	643

Diversified Metals & Mining - 1.05%
BHP Billiton Limited, ADR	4	341

Electric Utilities - 2.38%
Entergy Corporation	6	460
Exelon Corporation	7	315
		775
Electrical Components & Equipment - 0.34%
First Solar, Inc. (A)	1	110

Integrated Oil & Gas - 12.92%
ConocoPhillips	9	448
Exxon Mobil Corporation	13	871
Hess Corporation	7	447
Marathon Oil Corporation	9	274
Occidental Petroleum Corporation	11	947
Petroleo Brasileiro S.A. - Petrobras, ADR	17	767
Suncor Energy Inc.	14	462
		4,216
Oil & Gas Drilling - 6.60%
ENSCO International Incorporated	7	305
Helmerich & Payne, Inc.	20	745
Nabors Industries Ltd. (A)	24	469
Transocean Inc. (A)	7	633
		2,152
Oil & Gas Equipment & Services - 23.68%
Baker Hughes Incorporated	10	478
BJ Services Company	25	529
Cameron International Corporation (A)	20	866
FMC Technologies, Inc. (A)	9	608
Halliburton Company	41	1,225
National Oilwell Varco, Inc.	26	1,059
Schlumberger Limited	19	1,199
Smith International, Inc.	20	859
Tenaris S.A., ADR	21	902
		7,725
Oil & Gas Exploration & Production - 25.55%
Anadarko Petroleum Corporation	7	543
Apache Corporation	9	898
Cabot Oil & Gas Corporation	9	328
CNOOC Limited, ADR	2	371
Continental Resources, Inc. (A)	20	836
Devon Energy Corporation	10	638
EOG Resources, Inc.	8	711
Newfield Exploration Company (A)	19	976
Noble Energy, Inc.	12	902
SandRidge Energy, Inc. (A)	34	264
Southwestern Energy Company (A)	30	1,211
Ultra Petroleum Corp. (A)	14	662
		8,340
Oil & Gas Refining & Marketing - 2.09%
Clean Energy Fuels Corp. (A)	17	391
Valero Energy Corporation	15	292
		683
Oil & Gas Storage & Transportation - 5.81%
El Paso Corporation	45	485
El Paso Pipeline Partners, L.P.	16	446
Enbridge Inc.	13	618
Williams Companies, Inc. (The)	15	347
		1,896

TOTAL COMMON STOCKS - 91.65%		$29,904
(Cost: $29,393)

SHORT-TERM SECURITIES - 8.30%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 2,709	$2,709
(Cost: $2,709)

TOTAL INVESTMENT SECURITIES - 99.95%		$32,613
(Cost: $32,102)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.05%		16

NET ASSETS - 100.00%		$32,629

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$29,904	$––	$––
Short-Term Securities	––	2,709	––
Total Investments in Securities	$29,904	$2,709	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Global Natural Resources (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia - 0.20%
Coal & Allied Industries Limited (A)	5		$413

Bermuda - 1.15%
Aquarius Platinum Limited (A)	130		850
Bunge Limited	24		1,479
			2,329
Brazil - 5.08%
Companhia de Saneamento de Minas Gerais (A)	139		1,987
Companhia Energetica de Minas Gerais - CEMIG, ADR	115		1,913
Light S.A. (A)	55		748
Petroleo Brasileiro S.A. - Petrobras, ADR	20		890
Suzano Bahia Sul Papel E Celulose S.A. (A)	297		4,047
Tractebel Energia S.A. (A)	65		726
			10,311
British Virgin Islands - 0.10%
A-Power Energy Generation Systems, Ltd. (B)	18		193

Canada - 9.02%
Atacama Minerals Corp. (A)(B)(C)	120		59
Barrick Gold Corporation	33		1,273
Canadian Natural Resources Limited (A)	75		5,551
Canadian Oil Sands Trust (A)	17		504
Canadian Solar Inc. (B)	40		973
Cenovus Energy Inc. (A)	34		875
First Quantum Minerals Ltd. (A)	45		3,702
MGM Energy Corp. (A)(B)	416		80
Migao Corporation (A)(B)(D)	50		347
Migao Corporation (A)(B)	5		33
Potash Corporation of Saskatchewan Inc.	35		4,178
Teck Cominco Limited (A)(B)	17		741
			18,316
Cayman Islands - 0.60%
China High Speed Transmission Equipment Group Co., Ltd. (A)	450		995
Vinda International Holdings Limited (A)	325		215
			1,210
Chile - 0.20%
Sociedad Quimica y Minera de Chile S.A., ADR	11		411

China - 3.24%
Sino-Forest Corporation, Class A (A)(B)	124		2,424
Trina Solar Limited, ADR (B)	38		928
Yingde Gases Group Company Limited (A)(B)	50		55
Yingli Green Energy Holding Company Limited, ADR (B)	249		3,165
			6,572
Cyprus - 0.07%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	70		140

Germany - 0.07%
Phoenix Solar Aktiengesellschaft, Sulzemoos (A)	3		140

Hong Kong - 0.19%
Guangdong Investment Limited (A)	729		394

Indonesia - 1.94%
PT Adaro Energy Tbk (A)	3,250		700
PT Bumi Resources Tbk (A)	9,250		2,287
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	500		956
			3,943
Israel - 0.90%
Israel Chemicals Ltd. (A)	135		1,826

Japan - 4.05%
Mitsubishi Corporation (A)	275		7,207
Mitsui & Co., Ltd. (A)	60		1,008
			8,215
Marshall Islands - 0.04%
Genco Shipping & Trading Limited (B)	4		84

Norway - 1.29%
Seadrill Ltd. (A)	112		2,610

Panama - 0.93%
McDermott International, Inc. (B)	70		1,884

Russia - 7.86%
Mechel Steel Group OAO, ADR	125		3,553
OJSC Oil Company Rosneft, GDR (A)	380		3,013
Open Joint Stock Company "RusHydro", ADR (A)(B)	105		554
Open Joint Stock Company Gazprom, ADR (A)	295		6,883
Uralkali Group, GDR (A)	93		1,952
			15,955
Singapore - 0.80%
Golden Agri-Resources Ltd (A)	850		352
Straits Asia Resources Limited (A)	825		1,274
			1,626
South Africa - 0.48%
Impala Platinum Holdings Limited (A)	33		975

South Korea - 0.83%
LG Chem, Ltd. (A)	6		1,275
Samsung SDI Co., Ltd. (A)	3		402
			1,677
Switzerland - 2.12%
Noble Corporation	103		4,307

Thailand - 1.02%
Banpu Public Company Limited (A)	80		1,509
Banpu Public Company Limited, Registered Shares (A)	29		560
			2,069
United Kingdom - 7.48%
Antofagasta plc (A)	135		2,131
Randgold Resources Limited, ADR	75		5,762
Rio Tinto plc (A)	84		4,978
Xstrata plc (A)	122		2,311
			15,182
United States - 38.89%
Alpha Natural Resources, Inc. (B)	220		10,976
Cabot Oil & Gas Corporation	75		2,760
Cameron International Corporation (B)	130		5,572
Celanese Corporation, Series A	33		1,057
Chesapeake Energy Corporation	90		2,128
Chevron Corporation	8		607
Cobalt International Energy, Inc. (B)	85		1,156
El Paso Corporation	425		4,606
Energy Recovery, Inc. (B)	33		209
Energy Transfer Partners, L.P.	15		703
EXCO Resources, Inc.	75		1,379
Foster Wheeler Ltd. (B)	25		668
Freeport-McMoRan Copper & Gold Inc., Class B	20		1,671
GrafTech International Ltd. (B)	133		1,811
Halliburton Company	228		6,870
Massey Energy Company	28		1,464
Occidental Petroleum Corporation	54		4,565
Oceaneering International, Inc. (B)	43		2,730
Owens-Illinois, Inc. (B)	103		3,661
Petrohawk Energy Corporation (B)	235		4,766
Plains Exploration and Production Company (B)	110		3,299
Rock-Tenn Company, Class A	27		1,230
SandRidge Energy, Inc. (B)	141		1,084
Schlumberger Limited	25		1,587
Smith International, Inc.	17		728
St. Mary Land & Exploration Company	8		261
Transocean Inc. (B)	67		5,787
Weatherford International Ltd. (B)	85		1,348
Williams Companies, Inc. (The)	185		4,274
			78,957

TOTAL COMMON STOCKS - 88.55%			$179,739
(Cost: $164,025)

PREFERRED STOCKS
Brazil - 2.31%
Bradespar S.A. (A)	50		1,226
CESP - Companhia Energetica de Sao Paulo (A)	133		1,809
Companhia Energetica de Minas Gerais - CEMIG (A)	100		1,654
			4,689
United States - 0.12%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	68		244

TOTAL PREFERRED STOCKS - 2.43%			$4,933

(Cost: $4,163)

CALL OPTIONS	Number of Contracts
Barrick Gold Corporation,
Apr $30.00, Expires 4-19-10	2		1,411
El Paso Corporation,
Apr $5.00, Expires 4-19-10	2		1,170
Halliburton Company,
Jul $22.50, Expires 7-19-10	1		1,099
Massey Energy Company,
Jul $40.00, Expires 7-19-10	1		1,287
Occidental Petroleum Corporation,
May $60.00, Expires 5-24-10	1		3,201
Transocean Inc.,
Aug $70.00, Expires 8-23-10	––	*	700
Weatherford International Ltd.,
Aug $12.00, Expires 8-23-10	2		642
Williams Companies, Inc. (The),
May $16.00, Expires 5-24-10	2		1,278

TOTAL CALL OPTIONS - 5.31%			$10,788

(Cost: $9,789)

CORPORATE DEBT SECURITIES - 0.07%	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (D)(E)(F)	BRL180		$142
(Cost: $85)

SHORT-TERM SECURITIES
Commercial Paper (G) - 2.11%
Wisconsin Electric Power Co.,
0.000%, 4-1-10	$ 4,280		4,280

Master Note - 1.55%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (H)	3,141		3,141

TOTAL SHORT-TERM SECURITIES - 3.66%			$7,421
(Cost: $7,421)

TOTAL INVESTMENT SECURITIES - 100.02%			$203,023
(Cost: $185,483)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.02%)			(46)

NET ASSETS - 100.00%			$202,977

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$179,599	$––	$140
Preferred Stocks	4,689	––	244
Call Options	10,788	––	––
Corporate Debt Securities	––	––	142
Short-Term Securities	––	7,421	––
Total Investments in Securities	$195,076	$7,421	$526
Forward Foreign Currency Contracts	$––	$71	$––
Liabilities
Forward Foreign Currency Contracts	$––	$184	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 1-1-10	$126	$308	$123
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	14	(64)	19
Purchases	––	––	––
Sales	––	––	––
Transfers into Level 3 during the period	––	––	––
Transfers out of Level 3 during the period	––	––	––
Ending Balance 3-31-10	$140	$244	$142
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$14	$(64)	$19

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Toronto-Dominion Bank (The)	1,400	5-21-10	$––	$8
Sell	Brazilian Real	Mellon Bank N.A.	1,400	6-11-10	––	12
Sell	Brazilian Real	Royal Bank of Canada	1,400	6-18-10	4	––
Sell	Brazilian Real	Toronto-Dominion Bank (The)	1,440	6-25-10	––	3
Sell	British Pound	Royal Bank of Canada	587	4-16-10	57	––
Sell	British Pound	Mellon Bank N.A.	1,000	4-30-10	––	12
Sell	British Pound	Toronto-Dominion Bank (The)	400	5-21-10	6	––
Sell	British Pound	Toronto-Dominion Bank (The)	470	5-21-10	––	12
Sell	British Pound	Scotia Capital Inc. (USA)	900	6-11-10	––	20
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	3,140	5-21-10	––	43
Sell	Canadian Dollar	Mellon Bank N.A.	3,135	6-11-10	––	45
Sell	Canadian Dollar	Mellon Bank N.A.	1,100	6-25-10	––	7
Sell	Euro	Toronto-Dominion Bank (The)	51	4-16-10	4	––
Sell	South African Rand	Royal Bank of Canada	1,800	4-14-10	––	11
Sell	South African Rand	Scotia Capital Inc. (USA)	510	5-5-10	––	2
Sell	South African Rand	Toronto-Dominion Bank (The)	1,155	6-9-10	––	9

					$71	$184

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Illiquid restricted securities. At March 31, 2010, the following restricted securities were owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Atacama Minerals Corp.	8-19-08	120	$113	$59
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	70	118	140
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	244
			$442	$443

The total value of these securities represented approximately 0.22% of net assets at March 31, 2010.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $489 or 0.24% of net assets.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(F)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(G)Rate shown is the yield to maturity at March 31, 2010.

(H)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date the variable rate resets.

Securities with an aggregate market value of $526, representing 0.26% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Growth (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 0.75%
Precision Castparts Corp.	53	$6,716

Air Freight & Logistics - 1.16%
FedEx Corporation	111	10,330

Asset Management & Custody Banks - 2.55%
BlackRock, Inc., Class A	32	6,859
T. Rowe Price Group, Inc.	289	15,864
		22,723
Biotechnology - 2.96%
Gilead Sciences, Inc. (A)	581	26,442

Casinos & Gaming - 2.91%
Wynn Resorts, Limited	342	25,964

Communications Equipment - 6.03%
Cisco Systems, Inc. (A)	1,497	38,961
QUALCOMM Incorporated	355	14,901
		53,862
Computer Hardware - 10.01%
Apple Inc. (A)	209	49,148
Hewlett-Packard Company	757	40,245
		89,393
Computer Storage & Peripherals - 0.98%
NetApp, Inc. (A)	269	8,759

Consumer Finance - 1.51%
American Express Company	326	13,447

Data Processing & Outsourced Services - 7.10%
MasterCard Incorporated, Class A	92	23,444
Visa Inc., Class A	439	39,981
		63,425
Department Stores - 4.40%
Kohl's Corporation (A)	550	30,130
Nordstrom, Inc.	224	9,154
		39,284
Diversified Banks - 1.56%
Wells Fargo & Company	448	13,948

Electrical Components & Equipment - 1.87%
Emerson Electric Co.	331	16,637

Environmental & Facilities Services - 0.54%
Stericycle, Inc. (A)	89	4,856

Fertilizers & Agricultural Chemicals - 0.72%
Monsanto Company	90	6,414

General Merchandise Stores - 1.75%
Target Corporation	296	15,585

Health Care Equipment - 3.87%
Baxter International Inc.	252	14,678
Intuitive Surgical, Inc. (A)	36	12,533
Stryker Corporation	129	7,381
		34,592
Home Improvement Retail - 2.52%
Home Depot, Inc. (The)	484	15,668
Lowe's Companies, Inc.	284	6,874
		22,542
Hotels, Resorts & Cruise Lines - 2.10%
Carnival Corporation	344	13,386
Starwood Hotels & Resorts Worldwide, Inc.	116	5,394
		18,780
Household Products - 4.37%
Colgate-Palmolive Company	458	39,065

Industrial Gases - 0.92%
Praxair, Inc.	99	8,209

Internet Software & Services - 4.32%
Google Inc., Class A (A)	68	38,534

Investment Banking & Brokerage - 1.52%
Charles Schwab Corporation (The)	119	2,215
Goldman Sachs Group, Inc. (The)	67	11,381
		13,596
IT Consulting & Other Services - 1.83%
Cognizant Technology Solutions Corporation, Class A (A)	321	16,359

Life Sciences Tools & Services - 1.41%
Thermo Fisher Scientific Inc. (A)	244	12,557

Oil & Gas Equipment & Services - 6.15%
Halliburton Company	279	8,394
National Oilwell Varco, Inc.	193	7,844
Schlumberger Limited	511	32,448
Smith International, Inc.	145	6,200
		54,886
Other Diversified Financial Services - 4.14%
JPMorgan Chase & Co.	826	36,946

Personal Products - 1.53%
Estee Lauder Companies Inc. (The), Class A	210	13,649

Pharmaceuticals - 5.03%
Abbott Laboratories	327	17,232
Allergan, Inc.	21	1,339
Teva Pharmaceutical Industries Limited, ADR	417	26,272
		44,843
Semiconductors - 6.99%
Altera Corporation	227	5,521
Broadcom Corporation, Class A	375	12,439
Linear Technology Corporation	309	8,733
Microchip Technology Incorporated	1,269	35,729
		62,422
Soft Drinks - 0.51%
Coca-Cola Company (The)	83	4,538

Specialized Finance - 0.47%
CME Group Inc.	13	4,236

Specialty Chemicals - 0.97%
Ecolab Inc.	197	8,644

Systems Software - 3.38%
Microsoft Corporation	1,031	30,166

TOTAL COMMON STOCKS - 98.83%		$882,349
(Cost: $724,188)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 0.70%
Ecolab Inc.,
0.000%, 4-1-10	$ 6,231	6,231

Master Note - 0.13%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	1,181	1,181

TOTAL SHORT-TERM SECURITIES - 0.83%		$7,412
(Cost: $7,412)

TOTAL INVESTMENT SECURITIES - 99.66%		$889,761
(Cost: $731,600)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		3,053

NET ASSETS - 100.00%		$892,814

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$882,349	$––	$––
Short-Term Securities	––	7,412	––
Total Investments in Securities	$882,349	$7,412	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at March 31, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
High Income (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Broadcasting - 0.00%
Citadel Broadcasting Corporation (A)	15	$1

Casinos & Gaming - 0.06%
Pinnacle Entertainment, Inc. (A)	13	122

Food Distributors - 0.22%
Dole Food Company, Inc. (A)	40	473

Oil & Gas Storage & Transportation - 0.17%
Inergy, L.P.	10	378

Wireless Telecommunication Service - 0.07%
NII Holdings, Inc. (A)	4	146

TOTAL COMMON STOCKS - 0.52%		$1,120
(Cost: $1,528)

CORPORATE DEBT SECURITIES	Principal
Aerospace - 0.23%
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (B)	$ 500	508

Aerospace & Defense - 0.36%
Freedom Group, Inc.,
11.250%, 10-1-15 (B)(C)	800	784

Apparel, Accessories & Luxury Goods - 0.36%
Oxford Industries, Inc.,
11.375%, 7-15-15	700	781

Automobile Manufacturers - 2.72%
Affinia Group Inc.:
9.000%, 11-30-14	941	936
10.750%, 8-15-16 (B)	1,840	2,007
Asbury Automotive Group, Inc.,
7.625%, 3-15-17	225	214
Navistar International Corporation,
8.250%, 11-1-21	320	326
UCI Holdco, Inc.,
8.257%, 12-15-13 (C)(D)	1,287	1,205
United Auto Group, Inc.,
7.750%, 12-15-16	1,250	1,203
		5,891
Automobile Mfg. / Vehicle Parts - 2.03%
ArvinMeritor, Inc.,
10.625%, 3-15-18	300	311
AutoNation, Inc.,
6.750%, 4-15-18	1,000	985
Oshkosh Corporation:
8.250%, 3-1-17 (B)	120	124
8.500%, 3-1-20 (B)	120	124
Sonic Automotive, Inc.,
9.000%, 3-15-18 (B)	2,780	2,849
		4,393
Banking - 0.74%
JPMorgan Chase & Co.,
7.900%, 4-29-49 (D)	1,500	1,599

Broadband - 1.54%
Broadview Networks Holdings, Inc.,
11.375%, 9-1-12	320	311
Clearwire Communications LLC:
12.000%, 12-1-15 (B)	1,060	1,078
12.000%, 12-1-15 (B)	720	734
ITC-DeltaCom, Inc.,
10.500%, 4-1-16 (B)	400	399
Level 3 Financing, Inc.:
9.250%, 11-1-14	150	146
10.000%, 2-1-18 (B)	700	669
		3,337
Broadcast / Outdoor - 1.03%
Salem Communications Corporation,
9.625%, 12-15-16	450	470
SIRIUS XM Radio Inc.,
8.750%, 4-1-15 (B)	1,765	1,759
		2,229
Building Products - 3.44%
Building Materials Corporation of America,
7.500%, 3-15-20 (B)	700	698
CPG International I Inc.,
10.500%, 7-1-13	750	752
Goodman Global Group, Inc.:
0.000%, 12-15-14 (B)(E)	3,295	1,927
13.500%, 2-15-16	1,300	1,453
Norcraft Companies, L.P. and Norcraft Finance Corp.:
9.750%, 9-1-12	728	692
10.500%, 12-15-15 (B)	590	622
Ply Gem Industries, Inc.,
11.750%, 6-15-13	1,250	1,319
		7,463
Cable & Satellite - 1.98%
CSC Holdings, Inc.:
8.500%, 6-15-15 (B)	600	636
8.625%, 2-15-19 (B)	250	274
DISH DBS Corporation,
7.875%, 9-1-19	1,750	1,819
EchoStar DBS Corporation,
7.750%, 5-31-15	1,500	1,568
		4,297
Capital Goods - 0.88%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	1,025	1,067
9.500%, 8-1-14 (B)	286	297
11.750%, 8-1-16	500	536
		1,900
Casinos & Gaming - 2.85%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	1,750	840
MGM MIRAGE:
10.375%, 5-15-14 (B)	325	358
7.625%, 1-15-17	500	416
11.125%, 11-15-17 (B)	650	731
11.375%, 3-1-18 (B)	750	724
9.000%, 3-15-20 (B)	400	412
Peninsula Gaming, LLC:
8.375%, 8-15-15 (B)	550	549
10.750%, 8-15-17 (B)	400	382
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	1,289	1,280
8.625%, 8-1-17 (B)	525	513
		6,205
Chemicals - 1.52%
JohnsonDiversey Holdings, Inc.:
8.250%, 11-15-19 (B)	1,000	1,035
10.500%, 5-15-20 (B)	750	818
LCI Escrow Corporation,
8.000%, 11-1-17 (B)	320	332
Solutia Inc.,
7.875%, 3-15-20	1,090	1,103
		3,288
Communications Equipment - 0.40%
Sorenson Communications, Inc.,
10.500%, 2-1-15 (B)	900	869

Construction Materials - 2.52%
Headwaters Incorporated,
11.375%, 11-1-14 (B)	2,415	2,521
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	275	197
14.750%, 2-1-14 (G)	1,696	1,821
16.000%, 6-1-16	550	615
16.000%, 6-1-16 (B)	300	335
		5,489
Consumer Finance - 2.79%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	3,325	3,341
Ford Motor Credit Company,
8.000%, 12-15-16	1,000	1,053
Ford Motor Credit Company LLC:
8.700%, 10-1-14	400	434
12.000%, 5-15-15	750	896
8.125%, 1-15-20	300	315
		6,039
Consumer Products - 2.31%
Libbey Glass Inc.,
10.000%, 2-15-15 (B)	150	158
Prestige Brands, Inc.,
8.250%, 4-1-18 (B)	1,000	1,025
Scotts Miracle-Gro Company (The),
7.250%, 1-15-18	400	408
Visant Holding Corp.,
8.750%, 12-1-13	3,325	3,408
		4,999
Containers - 2.02%
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14	1,000	1,038
Huntsman International LLC:
7.375%, 1-1-15	850	844
5.500%, 6-30-16 (B)	300	272
8.625%, 3-15-20 (B)	1,100	1,105
Plastipak Holdings, Inc.:
8.500%, 12-15-15 (B)	130	132
10.625%, 8-15-19 (B)	880	979
		4,370
Diversified Telecom - 1.68%
PAETEC Holding Corp.,
9.500%, 7-15-15	570	577
Qwest Communications International Inc.:
8.000%, 10-1-15	800	852
7.125%, 4-1-18 (B)	1,050	1,084
Qwest Corporation,
8.375%, 5-1-16	1,000	1,125
		3,638
Energy - 0.27%
CONSOL Energy Inc.:
8.000%, 4-1-17 (B)	320	328
8.250%, 4-1-20 (B)	240	247
		575
Environmental Services - 0.74%
Geokinetics Holdings USA, Inc.,
9.750%, 12-15-14 (B)	1,715	1,608

Finance - 4.55%
CEMEX Finance LLC,
9.500%, 12-14-16 (B)	1,050	1,087
CEVA Group Plc,
11.500%, 4-1-18 (B)	240	249
CIT Group, Inc.:
7.000%, 5-1-13	1,950	1,896
7.000%, 5-1-17	530	489
CNG Holdings, Inc.,
12.250%, 2-15-15 (B)	1,000	969
CPM Holdings, Inc.,
10.625%, 9-1-14 (B)	1,250	1,331
Credit Acceptance Corporation,
9.125%, 2-1-17 (B)	640	658
Dollar Financial Corp.,
10.375%, 12-15-16 (B)	2,050	2,175
Icahn Enterprises L.P.,
8.000%, 1-15-18 (B)	1,050	1,012
		9,866
Food Distributors - 0.46%
Viskase Companies, Inc.,
9.875%, 1-15-18 (B)	975	987

Food Processors / Bev / Bottling - 0.92%
Dole Food Company, Inc.,
13.875%, 3-15-14	1,200	1,444
TreeHouse Foods, Inc.,
7.750%, 3-1-18	520	540
		1,984
Health Care Equipment - 1.07%
Biomet, Inc.:
10.000%, 10-15-17	750	827
10.375%, 10-15-17	500	550
11.625%, 10-15-17	850	952
		2,329
Health Care Facilities - 2.79%
HCA Inc.:
9.625%, 11-15-16	1	1
9.875%, 2-15-17 (B)	300	327
8.500%, 4-15-19 (B)	1,000	1,076
7.875%, 2-15-20 (B)	500	523
7.250%, 9-15-20 (B)	300	304
HealthSouth Corporation:
10.750%, 6-15-16	1,750	1,892
8.125%, 2-15-20	1,925	1,916
		6,039
Health Care Facilities / Supplies - 4.53%
Catalent Pharma Solutions, Inc.:
9.500%, 4-15-15 (C)	880	826
9.750%, 4-15-17 (H)	EUR275	327
DJO Finance LLC and DJO Finance Corporation,
10.875%, 11-15-14 (B)	$ 80	87
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	1,000	1,086
11.750%, 11-15-14	1,500	1,590
Rural/Metro Corporation,
12.750%, 3-15-16	1,415	1,500
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	2,075
US Oncology, Inc.,
10.750%, 8-15-14	2,230	2,319
		9,810
Hotels, Resorts & Cruise Lines - 1.73%
Gaylord Entertainment Company,
6.750%, 11-15-14	2,350	2,250
Starwood Hotels & Resorts Worldwide, Inc.,
6.750%, 5-15-18	1,500	1,504
		3,754
Household Products - 0.40%
Simmons Bedding Company:
7.875%, 1-15-14 (F)	1,225	––*
11.250%, 7-15-15 (B)	800	872
		872
Independent Finance - 0.20%
American General Finance Corporation,
6.900%, 12-15-17	500	438

Industrial - Other - 0.66%
Bombardier Inc.:
7.500%, 3-15-18 (B)	480	500
7.750%, 3-15-20 (B)	600	628
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	345	300
		1,428
Internet Software & Services - 0.90%
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (B)	1,700	1,955

IT Consulting & Other Services - 0.60%
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	641
10.625%, 5-15-15	600	654
		1,295
Leisure - 1.15%
Cinemark USA, Inc.,
8.625%, 6-15-19	1,000	1,054
Speedway Motorsports, Inc.,
8.750%, 6-1-16	1,350	1,438
		2,492
Machinery - 0.66%
Manitowoc Company, Inc. (The),
9.500%, 2-15-18	300	313
Terex Corporation,
10.875%, 6-1-16	1,000	1,107
		1,420
Metals / Mining - 2.19%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (B)	1,200	1,248
Ryerson Inc.,
12.000%, 11-1-15	750	788
Severstal Columbus LLC,
10.250%, 2-15-18 (B)	720	757
Teck Cominco Limited,
6.125%, 10-1-35	1,500	1,368
Teck Resources Limited,
10.750%, 5-15-19	480	588
		4,749
Movies & Entertainment - 1.13%
AMC Entertainment Inc.,
11.000%, 2-1-16	1,500	1,610
Marquee Holdings Inc.,
9.505%, 8-15-14	1,000	838
		2,448
Office Services & Supplies - 1.79%
Interface, Inc.:
11.375%, 11-1-13	1,200	1,353
9.500%, 2-1-14	2,444	2,517
		3,870
Oil & Gas Exploration & Production - 0.55%
Chesapeake Energy Corporation,
9.500%, 2-15-15	700	761
Petrohawk Energy Corporation,
10.500%, 8-1-14	400	442
		1,203
Oil & Gas Storage & Transportation - 2.16%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	659
El Paso Corporation,
8.250%, 2-15-16	275	294
Inergy, L.P.:
8.750%, 3-1-15	1,600	1,674
8.250%, 3-1-16	2,000	2,060
		4,687
Oil Refining & Marketing - 2.43%
Alon Refining Krotz Springs, Inc.,
13.500%, 10-15-14	720	693
Hilcorp Energy I, LP,
8.000%, 2-15-20 (B)	600	582
McMoRan Exploration Co.,
11.875%, 11-15-14	1,250	1,344
Quicksilver Resources Inc.:
11.750%, 1-1-16	600	687
7.125%, 4-1-16	400	380
RDS Ultra-Deepwater Ltd,
11.875%, 3-15-17 (B)	1,560	1,599
		5,285
Paper & Forest Products - 1.05%
Appleton Papers Inc.:
10.500%, 6-15-15 (B)	1,000	995
11.250%, 12-15-15 (B)	675	621
PE Paper Escrow GmbH,
12.000%, 8-1-14 (B)	580	655
		2,271
Paper Packaging - 0.43%
Sealed Air Corporation,
7.875%, 6-15-17 (B)	850	923

Pharmaceuticals - 0.66%
BioScrip, Inc.,
10.250%, 10-1-15 (B)	480	488
PharmaNet Development Group Inc.,
10.875%, 4-15-17 (B)	440	440
Talecris Biotherapeutics Holdings Corp.,
7.750%, 11-15-16 (B)	500	503
		1,431
Publishing - 1.26%
McClatchy Company (The),
11.500%, 2-15-17 (B)	600	613
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	1,200	1,356
0.000%, 8-1-16 (I)	800	760
		2,729
Railroads - 2.55%
Kansas City Southern de Mexico, S.A. de C.V.:
12.500%, 4-1-16	1,500	1,774
8.000%, 2-1-18 (B)	400	410
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	2,800	3,332
		5,516
Restaurants - 2.00%
NPC International, Inc.,
9.500%, 5-1-14	4,355	4,333

Retail Propane Distributors - 1.19%
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.625%, 6-15-20	1,290	1,289
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
9.125%, 10-1-17 (B)	1,000	1,048
Suburban Propane Partners, L.P. and Suburban Energy Finance Corp.,
7.375%, 3-15-20	230	234
		2,571
Retail Stores - 4.32%
Limited Brands, Inc.,
8.500%, 6-15-19	1,400	1,561
Pantry, Inc. (The),
7.750%, 2-15-14	1,000	970
QVC, Inc.,
7.500%, 10-1-19 (B)	1,750	1,785
Rite Aid Corporation,
9.750%, 6-12-16	300	323
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	1,630	1,728
10.500%, 11-15-16	1,000	1,090
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,875	1,928
		9,385
Secondary Oil & Gas Producers - 0.14%
Plains Exploration & Production Company,
7.625%, 4-1-20 (B)	300	297

Service - Other - 9.24%
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17	2,000	2,263
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	1,750	1,789
11.000%, 8-15-15 (B)(C)	3,965	4,059
11.750%, 8-15-17 (G)	1,125	1,170
Quintiles Transnational Holdings Inc,
9.500%, 12-30-14 (B)	2,215	2,259
Reddy Ice Corporation,
13.250%, 11-1-15 (G)	1,859	1,813
SITEL, LLC and SITEL Finance Corp.,
11.500%, 4-1-18 (B)	790	796
West Corporation:
9.500%, 10-15-14	1,500	1,541
11.000%, 10-15-16	4,090	4,336
		20,026
Technology - 4.09%
DuPont Fabros Technology, Inc.,
8.500%, 12-15-17 (B)	600	618
Equinix, Inc.,
8.125%, 3-1-18	600	621
Hutchinson Technology Incorporated, Convertible,
3.250%, 1-15-26	750	638
Jabil Circuit, Inc.:
7.750%, 7-15-16	1,520	1,599
8.250%, 3-15-18	900	972
Xerox Capital Trust I,
8.000%, 2-1-27	4,500	4,414
		8,862
Utilities - 0.95%
AES Corporation (The),
9.750%, 4-15-16 (B)	1,750	1,894
Cincinnati Bell Inc.,
8.750%, 3-15-18	160	161
		2,055
Wireless Telecommunication Service - 1.77%
Crown Castle International Corp.,
7.125%, 11-1-19	400	405
Digicel Group Limited,
10.500%, 4-15-18 (B)	928	962
MetroPCS Communications, Inc.,
9.250%, 11-1-14	850	869
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (B)	300	316
8.250%, 8-15-19 (B)	300	320
Sprint Nextel Corporation,
8.375%, 8-15-17	200	201
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (B)	685	757
		3,830

TOTAL CORPORATE DEBT SECURITIES - 92.93%		$201,402
(Cost: $191,839)

SENIOR LOANS
Casinos & Gaming - 0.83%
Las Vegas Sands, LLC:
2.050%, 5-23-14 (D)	1,634	1,493
2.050%, 5-23-14 (D)	330	302
		1,795
Diversified Support Services - 0.82%
N.E.W. Holdings I, LLC,
9.500%, 3-5-17 (D)	1,790	1,781

Internet Software & Services - 0.48%
Springboard Finance, L.L.C.,
7.000%, 2-2-15 (D)	1,040	1,044

Retail Stores - 1.35%
Rite Aid Corporation,
9.500%, 6-5-15 (D)	2,800	2,922

Telecommunications - 0.39%
U.S. Telepacific Corp.,
9.250%, 7-25-15 (D)	850	855

Utilities - 0.65%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.729%, 10-10-14 (D)	1,693	1,389
3.790%, 10-10-14 (D)	13	11
		1,400

TOTAL SENIOR LOANS - 4.52%		$9,797
(Cost: $9,927)

SHORT-TERM SECURITIES
Commercial Paper (J) - 1.50%
Sonoco Products Co.,
0.000%, 4-1-10	3,268	3,268

Master Note - 0.03%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (K)	56	56

TOTAL SHORT-TERM SECURITIES - 1.53%		$3,324
(Cost: $3,324)

TOTAL INVESTMENT SECURITIES - 99.50%		$215,643
(Cost: $206,618)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.50%		1,079

NET ASSETS - 100.00%		$216,722
Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,120	$––	$––
Corporate Debt Securities	––	200,232	1,170
Senior Loans	––	9,797	––
Short-Term Securities	––	3,324	––
Total Investments in Securities	$1,120	$213,353	$1,170
Forward Foreign Currency Contracts	$––	$49	$––

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 1-1-10	$599
Net realized gain (loss)	37
Net unrealized appreciation (depreciation)	(90)
Purchases	787
Sales	(1,070)
Transfers into Level 3 during the period	1,127
Transfers out of Level 3 during the period	(220)

Ending Balance 3-31-10	$1,170
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$(26)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information.

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	14	4-15-10	$2	$––
Sell	Euro	Citibank, N.A.	13	10-15-10	2	––
Sell	Euro	Citibank, N.A.	13	4-15-11	2	––
Sell	Euro	Citibank, N.A.	13	10-14-11	2	––
Sell	Euro	Citibank, N.A.	13	4-13-12	2	––
Sell	Euro	Citibank, N.A.	13	10-15-12	2	––
Sell	Euro	Citibank, N.A.	13	4-15-13	2	––
Sell	Euro	Citibank, N.A.	13	10-15-13	2	––
Sell	Euro	Citibank, N.A.	14	4-15-14	2	––
Sell	Euro	Citibank, N.A.	14	10-15-14	2	––
Sell	Euro	Citibank, N.A.	14	4-15-15	1	––
Sell	Euro	Citibank, N.A.	14	10-15-15	1	––
Sell	Euro	Citibank, N.A.	13	4-15-16	1	––
Sell	Euro	Citibank, N.A.	13	10-14-16	1	––
Sell	Euro	Citibank, N.A.	289	4-13-17	25	––
					$49	$––

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $73,480 or 33.91% of net assets.

(C)Payment in kind bonds.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(E)Zero coupon bond.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $4,804 or 2.22% of net assets.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(J)Rate shown is the yield to maturity at March 31, 2010.

(K)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
International Growth (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 5.91%
BHP Billiton Plc (A)	131	$5,225
Foster's Group Limited (A)	1,048	5,088
Telstra Corporation Limited (A)(B)	149	409
Telstra Corporation Limited (A)	1,905	5,226
		15,948
Belgium - 1.88%
InBev NV (A)	101	5,077

Brazil - 3.65%
Banco Santander (Brasil) S.A., Units (A)(B)	185	2,273
BM&FBOVESPA S.A. - Bolsa de Valores, Mercadorias eFuturos (A)(C)	429	2,881
Petroleo Brasileiro S.A. - Petrobras, ADR	105	4,691
		9,845
Canada - 1.64%
Canadian Natural Resources Limited (A)	40	2,930
Research In Motion Limited (C)	20	1,492
		4,422
China - 3.74%
China Life Insurance Company Limited, ADR	64	4,640
Sino-Forest Corporation, Class A (A)(C)	135	2,643
Wynn Macau, Limited (A)(C)	1,942	2,801
		10,084
France - 7.70%
Cap Gemini SA (A)	39	1,936
Pinault-Printemps-Redoute SA (A)	36	4,793
Technip-Coflexip (A)	61	4,935
VINCI (A)	154	9,090
		20,754
Germany - 5.91%
adidas AG (A)	54	2,880
Bayer Aktiengesellschaft (A)	48	3,254
Deutsche Boerse AG (A)	47	3,463
QIAGEN N.V. (A)(C)	116	2,670
SAP Aktiengesellschaft (A)	76	3,658
		15,925
Hong Kong - 3.41%
Cheung Kong (Holdings) Limited (A)	348	4,482
Henderson Land Development Company Limited (A)	668	4,706
		9,188
India - 0.48%
ACC Limited (A)	62	1,305

Italy - 2.72%
Saipem S.p.A. (A)	125	4,838
Tenaris S.A. (A)	116	2,507
		7,345
Japan - 17.30%
Bridgestone Corporation (A)	161	2,740
Honda Motor Co., Ltd. (A)	154	5,446
KONAMI CORPORATION (A)	181	3,489
Mitsubishi Corporation (A)	332	8,687
Mitsubishi Electric Corporation (A)	786	7,222
Mitsui & Co., Ltd. (A)	196	3,294
Nissin Kogyo Co., Ltd. (A)	194	3,165
Shin-Etsu Chemical Co., Ltd. (A)	80	4,652
Tokyo Electron Limited (A)	120	7,965
		46,660
Mexico - 1.28%
Grupo Modelo, S.A.B. de C.V., Series C (A)	583	3,440

Netherlands - 1.89%
ASML Holding N.V., Ordinary Shares (A)	42	1,516
Koninklijke KPN N.V. (A)	226	3,574
		5,090
Spain - 2.72%
Tecnicas Reunidas, S.A. (A)	66	4,136
Telefonica, S.A. (A)	135	3,206
		7,342
Switzerland - 8.58%
Nestle S.A., Registered Shares (A)	206	10,534
Roche Holdings AG, Genusscheine (A)	40	6,511
Swatch Group Ltd (The), Bearer Shares (A)	2	682
TEMENOS Group AG (A)(C)	184	5,407
		23,134
United Kingdom - 21.16%
Barclays PLC (A)	998	5,455
British American Tobacco p.l.c. (A)	198	6,832
Capita Group Plc (The) (A)	418	4,793
IG Group Holdings plc (A)(B)	258	1,574
IG Group Holdings plc (A)	102	623
Informa plc (A)	714	4,195
International Power plc (A)	815	3,945
Prudential plc (A)	552	4,588
Reckitt Benckiser Group plc (A)	131	7,170
Serco Group plc (A)	555	5,063
tesco plc (A)	476	3,148
Vodafone Group Plc (A)	1,948	4,494
Xstrata plc (A)	273	5,175
		57,055
United States - 0.98%
QUALCOMM Incorporated	63	2,638

TOTAL COMMON STOCKS - 90.95%		$245,252
(Cost: $218,321)

PREFERRED STOCKS - 2.47%
Germany
Fresenius AG (A)	64	4,800
Henkel AG & Co. KGaA (A)	35	1,856
(Cost: $5,530)		$6,656

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) - 1.86%
Straight-A Funding, LLC (Federal Financing Bank),
0.170%, 4-14-10	$ 5,000	5,000

Master Note - 2.26%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (E)	6,106	6,106

TOTAL SHORT-TERM SECURITIES - 4.12%		$11,106
(Cost: $11,106)

TOTAL INVESTMENT SECURITIES - 97.54%		$263,014
(Cost: $234,957)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.46%		6,632

NET ASSETS - 100.00%		$269,646

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$245,252	$––	$––
Preferred Stocks	6,656	––	––
Short-Term Securities	––	11,106	––
Total Investments in Securities	$251,908	$11,106	$––
Forward Foreign Currency Contracts	$––	$2,120	$––

The following forward foreign currency contracts were outstanding at March 31, 2010:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Goldman Sachs International	17,100	5-10-10	$748	$––
Sell	Euro	Goldman Sachs International	25,000	5-10-10	271	––
Sell	Japanese Yen	Citibank, N.A.	2,294,000	12-20-10	1,101	––
					$2,120	$––

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $4,256 or 1.58% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Rate shown is the yield to maturity at March 31, 2010.

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
International Value (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia - 9.39%
Amcor Limited (A)	1,427	$8,366
Crown Limited (A)	1,276	9,580
Foster's Group Limited (A)	2,181	10,584
Orica Limited (A)	232	5,693
OZ Minerals Limited (A)	4,825	5,070
Telstra Corporation Limited (A)	3,376	9,264
		48,557
Brazil - 2.41%
Companhia Energetica de Minas Gerais - CEMIG, ADR	410	6,819
Vivo Participacoes S.A., ADR	209	5,654
		12,473
Canada - 2.57%
Canadian Natural Resources Limited (A)	103	7,609
Research In Motion Limited (B)	77	5,697
		13,306
Cayman Islands - 1.09%
Mindray Medical International Limited, ADR	154	5,620

China - 1.92%
Industrial and Commercial Bank of China Limited, H Shares (A)(C)	7,148	5,450
Industrial and Commercial Bank of China Limited, H Shares (A)	3,373	2,572
Renhe Commercial Holdings Company Limited (A)(C)	7,246	1,680
Renhe Commercial Holdings Company Limited (A)	890	206
		9,908
France - 13.53%
ALSTOM (A)	133	8,318
AXA S.A. (A)	331	7,365
Cap Gemini SA (A)	112	5,537
Sanofi-Aventis (A)	141	10,525
Societe Generale (A)	111	7,006
Technip-Coflexip (A)	81	6,545
TOTAL S.A. (A)	259	15,026
Vivendi Universal (A)	361	9,649
		69,971
Germany - 5.67%
Bayer Aktiengesellschaft (A)	104	7,029
DaimlerChrysler AG, Registered Shares (A)	156	7,371
Deutsche Boerse AG (A)	96	7,119
Deutsche Lufthansa Aktiengesellschaft (A)	471	7,804
		29,323
Greece - 1.12%
Coca-Cola Hellenic Bottling Company S.A. (A)	215	5,805

Hong Kong - 5.35%
Cheung Kong (Holdings) Limited (A)	818	10,535
CNOOC Limited (A)	3,813	6,276
Esprit Holdings Limited (A)	700	5,520
New World Development Company Limited (A)	2,728	5,341
		27,672
India - 1.29%
Infosys Technologies Limited, ADR	113	6,650

Italy - 0.40%
Geox S.p.A. (A)	295	2,045

Japan - 14.24%
Canon Inc. (A)	121	5,618
KONAMI CORPORATION (A)	456	8,785
Mitsubishi Electric Corporation (A)	1,220	11,210
Mitsui & Co., Ltd. (A)	820	13,777
Nissin Kogyo Co., Ltd. (A)	602	9,826
NTT DoCoMo, Inc. (A)	6	8,865
Seven & i Holdings Co., Ltd. (A)	239	5,765
Sumitomo Corporation (A)	855	9,833
		73,679
Mexico - 2.36%
Fomento Economico Mexicano, S.A.B. de C.V.	118	5,590
Grupo Modelo, S.A.B. de C.V., Series C (A)	1,121	6,620
		12,210
Netherlands - 1.65%
Fugro N.V. (A)	131	8,556

Singapore - 2.66%
CapitaCommercial Trust (A)	7,383	5,700
DBS Group Holdings Ltd (A)	791	8,085
		13,785
Spain - 2.33%
Banco Santander Central Hispano, S.A. (A)	407	5,411
Tecnicas Reunidas, S.A. (A)	106	6,667
		12,078
Switzerland - 6.23%
Nestle S.A., Registered Shares (A)	230	11,804
Roche Holdings AG, Genusscheine (A)	58	9,385
Syngenta AG (A)	19	5,309
TEMENOS Group AG (A)(B)	194	5,707
		32,205
Taiwan - 3.19%
High Tech Computer Corp. (A)	620	7,243
Taiwan Semiconductor Manufacturing Company Ltd. (A)	4,773	9,243
		16,486
United Kingdom - 19.07%
AstraZeneca PLC (A)	116	5,179
BAE Systems plc (A)	1,653	9,315
Barclays PLC (A)	1,299	7,101
Barclays PLC (A)(C)	877	4,793
Home Retail Group plc (A)	1,297	5,333
Informa plc (A)	966	5,677
International Power plc (A)	1,136	5,498
Prudential plc (A)	930	7,725
Serco Group plc (A)	835	7,617
Unilever PLC (A)	373	10,939
Vodafone Group Plc (A)	4,555	10,507
WPP Group plc (A)	778	8,060
Xstrata plc (A)	578	10,957
		98,701
United States - 1.11%
Southern Copper Corporation	181	5,743

TOTAL COMMON STOCKS - 97.58%		$504,773
(Cost: $457,668)

SHORT-TERM SECURITIES - 1.32%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	$ 6,837	$6,837

(Cost: $6,837)

TOTAL INVESTMENT SECURITIES - 98.90%		$511,610
(Cost: $464,505)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.10%		5,674

NET ASSETS - 100.00%		$517,284

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$504,773	$––	$––
Short-Term Securities	––	6,837	––
Total Investments in Securities	$504,773	$6,837	$––

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $11,923 or 2.31% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Micro Cap Growth (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.23%
MDC Partners Inc., Class A	51	$528

Aerospace & Defense - 1.23%
Global Defense Technology & Systems, Inc. (A)	40	529

Apparel Retail - 2.43%
Citi Trends Inc. (A)	20	655
New York & Company, Inc. (A)	81	388
		1,043
Apparel, Accessories & Luxury Goods - 3.09%
True Religion Apparel, Inc. (A)	30	896
Volcom, Inc. (A)	22	433
		1,329
Application Software - 5.77%
NetScout Systems, Inc. (A)	49	726
OPNET Technologies, Inc.	30	488
SolarWinds, Inc. (A)	19	401
Ultimate Software Group, Inc. (The) (A)	13	418
VanceInfo Technologies Inc. (A)	20	450
		2,483
Auto Parts & Equipment - 1.81%
Westport Innovations Inc. (A)	31	512
Wonder Auto Technology, Inc. (A)	25	266
		778
Biotechnology - 5.45%
Affymax, Inc. (A)	13	307
Allos Therapeutics, Inc. (A)	86	637
Dyax Corp. (A)	70	239
Idenix Pharmaceuticals, Inc. (A)	55	155
Nanosphere, Inc. (A)	56	269
Pharmasset, Inc. (A)	27	735
		2,342
Broadcasting - 0.73%
Global Traffic Network, Inc. (A)	58	313

Communications Equipment - 4.60%
Aruba Networks, Inc. (A)	40	540
Blue Coat Systems, Inc. (A)	19	590
Ixia (A)	28	260
Meru Networks, Inc. (A)	9	180
Oplink Communications, Inc. (A)	22	408
		1,978
Computer Hardware - 0.90%
Super Micro Computer, Inc. (A)	22	387

Computer Storage & Peripherals - 3.52%
Compellent Technologies, Inc. (A)	9	160
Isilon Systems, Inc. (A)	104	897
Netezza Corporation (A)	36	457
		1,514
Construction & Engineering - 1.05%
Orion Marine Group, Inc. (A)	25	453

Construction & Farm Machinery & Heavy Trucks - 0.40%
Commercial Vehicle Group, Inc. (A)	25	174

Data Processing & Outsourced Services - 0.43%
Echo Global Logisitics, Inc. (A)	14	183

Distributors - 1.07%
DXP Enterprises, Inc. (A)	36	461

Education Services - 4.02%
ChinaCast Education Corporation (A)	63	461
Grand Canyon Education, Inc. (A)	49	1,271
		1,732
Electrical Components & Equipment - 2.32%
China Electric Motor, Inc. (A)	84	432
Harbin Electric, Inc. (A)	20	434
Lihua International, Inc. (A)	14	132
		998
Electronic Manufacturing Services - 1.86%
Maxwell Technologies, Inc. (A)	16	202
Mercury Computer Systems, Inc. (A)	14	187
SMART Modular Technologies (WWH), Inc. (A)	53	410
		799
Fertilizers & Agricultural Chemicals - 1.02%
Yongye Biotechnology International, Inc. (A)	54	437

Food Retail - 0.69%
QKL Stores Inc. (A)	46	297

Health Care Equipment - 6.15%
ABIOMED, Inc. (A)	42	435
Micrus Endovascular Corporation (A)	17	343
Quidel Corporation (A)	30	436
Somanetics Corporation (A)	24	467
Spectranetics Corporation (The) (A)	103	711
Synovis Life Technologies, Inc. (A)	16	255
		2,647
Health Care Services - 2.96%
Genoptix, Inc. (A)	9	305
Health Grades, Inc. (A)	131	830
Sharps Compliance Corp. (A)	21	138
		1,273
Health Care Supplies - 0.74%
Rochester Medical Corporation (A)	25	319

Health Care Technology - 1.61%
Phase Forward Incorporated (A)	53	691

Household Appliances - 1.34%
Deer Consumer Products, Inc. (A)	47	575

Internet Software & Services - 1.50%
QuinStreet, Inc. (A)	14	233
Terremark Worldwide, Inc. (A)	59	414
		647
Life Sciences Tools & Services - 1.16%
Bruker Corporation (A)	34	497

Managed Health Care - 0.81%
Molina Healthcare, Inc. (A)	14	350

Movies & Entertainment - 1.66%
Rentrak Corporation (A)	33	715

Oil & Gas Drilling - 0.83%
Pioneer Drilling Company (A)	50	355

Oil & Gas Equipment & Services - 3.50%
Basic Energy Services, Inc. (A)	42	322
Natural Gas Services Group, Inc. (A)	24	386
T-3 Energy Services, Inc. (A)	33	802
		1,510
Oil & Gas Refining & Marketing - 1.29%
China Integrated Energy, Inc. (A)	53	553

Paper Products - 0.70%
Orient Paper, Inc. (A)	36	303

Personal Products - 1.08%
China-Biotics, Inc. (A)	26	464

Pharmaceuticals - 6.07%
Biodel Inc. (A)	34	143
BioMimetic Therapeutics, Inc. (A)	24	321
Obagi Medical Products, Inc. (A)	61	743
Questcor Pharmaceuticals, Inc. (A)	120	987
SuperGen, Inc. (A)	130	415
		2,609
Real Estate Services - 0.64%
DJSP Enterprises, Inc. (A)	24	277

Research & Consulting Services - 1.19%
ICF International, Inc. (A)	9	231
Mistras Group, Inc. (A)	28	280
		511
Restaurants - 2.80%
BJ's Restaurants, Inc. (A)	20	457
McCormick & Schmick's Seafood Restaurants, Inc. (A)	23	231
Red Robin Gourmet Burgers, Inc. (A)	16	386
Ruth's Hospitality Group, Inc. (A)	24	129
		1,203
Semiconductor Equipment - 0.77%
MaxLinear, Inc., Class A (A)	3	51
Nanometrics Incorporated (A)	30	282
		333
Semiconductors - 5.86%
Cavium Networks, Inc. (A)	14	351
Diodes Incorporated (A)	25	548
Mellanox Technologies, Ltd. (A)	21	493
Monolithic Power Systems, Inc. (A)	16	352
O2Micro International Limited (A)	49	334
Pericom Semiconductor Corporation (A)	42	444
		2,522
Specialty Chemicals - 0.90%
Chemspec International Limited, ADR	44	336
Flotek Industries, Inc. (A)	40	51
		387
Specialty Stores - 0.37%
Build-A-Bear Workshop, Inc. (A)	23	161

Steel - 0.59%
China Gerui Advanced Materials Group Limited (A)	33	252

Systems Software - 3.81%
CommVault Systems, Inc. (A)	25	536
DemandTec, Inc. (A)	9	63
Fortinet, Inc. (A)	26	454
Radiant Systems, Inc. (A)	22	318
TeleCommunication Systems, Inc. (A)	36	267
		1,638
Trucking - 3.94%
Celadon Group, Inc. (A)	47	658
Marten Transport, Ltd. (A)	34	667
Vitran Corporation Inc., Class A (A)	30	365
		1,690

TOTAL COMMON STOCKS - 95.89%		$41,240
(Cost: $37,313)

SHORT-TERM SECURITIES - 3.40%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 1,461	$1,461

(Cost: $1,461)

TOTAL INVESTMENT SECURITIES - 99.29%		$42,701
(Cost: $38,774)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.71%		304

NET ASSETS - 100.00%		$43,005

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$41,240	$––	$––
Short-Term Securities	––	1,461	––
Total Investments in Securities	$41,240	$1,461	$––
(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics - 3.39%
C.H. Robinson Worldwide, Inc.	25	$1,416
Expeditors International of Washington, Inc.	55	2,025
		3,441
Apparel Retail - 4.98%
Coldwater Creek Inc. (A)	175	1,215
J. Crew Group, Inc. (A)	46	2,130
Urban Outfitters, Inc. (A)	45	1,717
		5,062
Apparel, Accessories & Luxury Goods - 2.22%
Columbia Sportswear Company	15	806
lululemon athletica inc. (A)	35	1,443
		2,249
Application Software - 4.65%
salesforce.com, inc. (A)	21	1,542
Solera Holdings, Inc.	73	2,819
SuccessFactors, Inc. (A)	19	353
		4,714
Auto Parts & Equipment - 1.05%
BorgWarner Inc. (A)	28	1,063

Computer Storage & Peripherals - 3.44%
NetApp, Inc. (A)	76	2,489
QLogic Corporation (A)	49	1,000
		3,489
Construction & Engineering - 0.94%
Quanta Services, Inc. (A)	50	953

Consumer Finance - 2.06%
Discover Financial Services	140	2,088

Data Processing & Outsourced Services - 2.82%
Paychex, Inc.	93	2,861

Department Stores - 1.11%
Nordstrom, Inc.	27	1,121

Distillers & Vintners - 1.59%
Brown-Forman Corporation, Class B	27	1,610

Electrical Components & Equipment - 3.29%
Cooper Industries, Ltd., Class A	23	1,091
Hubbell Incorporated, Class B	20	1,014
Roper Industries, Inc.	21	1,225
		3,330
Environmental & Facilities Services - 1.02%
Stericycle, Inc. (A)	19	1,036

Food Retail - 4.00%
Whole Foods Market, Inc. (A)	112	4,056

Gas Utilities - 1.57%
Equitable Resources, Inc.	39	1,595

Health Care Distributors - 1.83%
Henry Schein, Inc. (A)	31	1,852

Health Care Equipment - 5.43%
Hologic, Inc. (A)	120	2,227
Hospira, Inc. (A)	41	2,332
Intuitive Surgical, Inc. (A)	3	957
		5,516
Health Care Technology - 0.24%
Cerner Corporation (A)	3	242

Homefurnishing Retail - 1.15%
Williams-Sonoma, Inc.	44	1,166

Hotels, Resorts & Cruise Lines - 2.54%
Royal Caribbean Cruises Ltd. (A)	36	1,201
Starwood Hotels & Resorts Worldwide, Inc.	30	1,376
		2,577
Human Resource & Employment Services - 1.03%
Manpower Inc.	18	1,040

Industrial Machinery - 4.43%
Donaldson Company, Inc.	25	1,133
IDEX Corporation	63	2,071
Kaydon Corporation	34	1,288
		4,492
Insurance Brokers - 0.97%
Arthur J. Gallagher & Co.	40	982

Internet Software & Services - 1.32%
DealerTrack Holdings, Inc. (A)	78	1,338

Investment Banking & Brokerage - 1.23%
Greenhill & Co., Inc.	9	755
Lazard Group LLC	14	491
		1,246
Oil & Gas Drilling - 1.02%
Patterson-UTI Energy, Inc.	74	1,032

Oil & Gas Equipment & Services - 2.26%
Dresser-Rand Group Inc. (A)	34	1,064
National Oilwell Varco, Inc.	30	1,231
		2,295
Oil & Gas Exploration & Production - 3.51%
Noble Energy, Inc.	30	2,165
Petrohawk Energy Corporation (A)	26	529
Ultra Petroleum Corp. (A)	18	858
		3,552
Packaged Foods & Meats - 1.15%
Ralcorp Holdings, Inc. (A)	17	1,162

Paper Packaging - 1.01%
Sonoco Products Company	33	1,021

Pharmaceuticals - 2.60%
Allergan, Inc.	40	2,632

Publishing - 2.39%
Meredith Corporation	70	2,422

Real Estate Management & Development - 2.21%
CB Richard Ellis Group, Inc., Class A (A)	141	2,241

Regional Banks - 2.43%
Associated Banc-Corp	18	247
Signature Bank (A)	53	1,970
TCF Financial Corporation	16	253
		2,470
Restaurants - 2.48%
Chipotle Mexican Grill, Inc., Class A (A)	11	1,234
P.F. Chang's China Bistro, Inc. (A)	29	1,275
		2,509
Semiconductors - 5.86%
Linear Technology Corporation	54	1,524
Microchip Technology Incorporated	109	3,059
NVIDIA Corporation (A)	78	1,356
		5,939
Specialized Finance - 1.31%
CME Group Inc.	4	1,325

Specialty Chemicals - 0.99%
RPM International Inc.	47	1,003

Specialty Stores - 2.13%
PetSmart, Inc.	67	2,156

Systems Software - 1.52%
ArcSight, Inc. (A)	35	974
McAfee, Inc. (A)	14	564
		1,538
Thrifts & Mortgage Finance - 1.24%
People's United Financial, Inc.	80	1,257

Trading Companies & Distributors - 2.94%
Fastenal Company	62	2,985

Trucking - 1.59%
J.B. Hunt Transport Services, Inc.	21	744
Knight Transportation, Inc.	41	865
		1,609

TOTAL COMMON STOCKS - 96.94%		$98,267
(Cost: $82,792)

SHORT-TERM SECURITIES - 3.30%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 3,344	$3,344

(Cost: $3,344)

TOTAL INVESTMENT SECURITIES - 100.24%		$101,611
(Cost: $86,136)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.24%)		(248)

NET ASSETS - 100.00%		$101,363

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$98,267	$––	$––
Short-Term Securities	––	3,344	––
Total Investments in Securities	$98,267	$3,344	$––
Liabilities
Written Options	$––	$––	$37

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 1-1-10	$––
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(27)
Purchases	(10)
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––
Ending Balance 3-31-10	$(37)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$(27)

The following written options were outstanding as of March 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
lululemon athletica inc.	Credit Suisse	––*	April 2010	$40.00	$10	$(37)

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Money Market (in thousands)

MARCH 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Commercial Paper (A)
Bank of Ireland,
0.420%, 5-24-10	$2,450	$2,448
Corporacion Andina de Fomento:
1.060%, 4-13-10	2,500	2,499
1.080%, 10-5-10	1,200	1,193
1.100%, 10-15-10	1,300	1,292
CVS Caremark Corporation,
0.190%, 4-6-10	1,440	1,440
Honeywell International Inc.,
0.600%, 12-27-10	1,200	1,195
Irish Life & Permanent Group:
0.550%, 4-22-10	1,000	1,000
0.400%, 4-23-10	3,000	2,999
0.740%, 6-28-10	1,000	998
Kitty Hawk Funding Corp.:
0.000%, 4-1-10	2,000	2,000
0.180%, 4-6-10	2,000	2,000
Straight-A Funding, LLC (Federal Financing Bank),
0.160%, 4-20-10	1,800	1,800
Wisconsin Electric Power Co.,
0.000%, 4-1-10	1,882	1,882

Total Commercial Paper - 14.65%		22,746
Commercial Paper (backed by irrevocable bank letter of credit) (A)
Baystate Health, Inc. (Bank of America, N.A.),
0.240%, 5-10-10	1,001	1,001
COFCO Capital Corp. (Rabobank Nederland):
0.210%, 4-6-10	3,500	3,500
0.220%, 4-8-10	4,200	4,200
River Fuel Trust #1 (Bank of New York (The)),
0.170%, 4-30-10	4,869	4,868

Total Commercial Paper (backed by irrevocable bank letter of credit) - 8.74%		13,569

Notes
3M Company,
5.610%, 12-12-10	5,000	5,183
American Honda Finance Corp.,
1.750%, 5-14-10 (B)	2,500	2,500
Bank of America Corporation,
4.500%, 8-1-10	1,105	1,116
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.290%, 6-14-10 (C)(D)	9,850	9,850
Bank of America, N.A.:
0.500%, 4-22-10 (D)	1,300	1,300
0.850%, 5-12-10 (B)	4,000	3,995
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.370%, 5-18-10 (B)	2,375	2,375
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (B)	5,000	5,008
BP Capital Markets p.l.c.,
0.390%, 6-11-10 (D)	1,400	1,400
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.340%, 6-30-10 (C)(D)	5,000	5,000
Citigroup Funding Inc.:
1.300%, 5-7-10 (B)	750	750
0.400%, 5-13-10 (D)	2,600	2,597
0.400%, 5-18-10 (B)	700	700
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.350%, 4-30-10 (C)(D)	2,400	2,400
Citigroup Inc.,
6.500%, 1-18-11	1,770	1,832
Countrywide Financial Corporation (Bank of America, N.A.),
4.500%, 6-15-10	810	815
IBM International Group Capital LLC (International Business Machines Corporation),
0.490%, 5-26-10 (D)	1,500	1,500
JPMorgan Chase & Co.,
0.365%, 6-25-10 (B)	1,100	1,099
Praxair, Inc.,
0.342%, 5-26-10 (B)	1,600	1,600
Procter & Gamble Company (The),
0.260%, 5-7-10 (B)	1,000	1,000
Rabobank Nederland,
0.250%, 5-17-10 (D)	1,000	1,000
Royal Bank of Scotland PLC (The),
1.000%, 4-28-10 (D)	4,000	4,000
Wells Fargo & Company,
0.700%, 4-26-10 (D)	2,000	2,007

Total Notes - 38.02%		59,027
Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corp, Var/Fixed Rate Taxable Demand Rev Bonds, Ser 2000 (Wachovia Bank, N.A.),
0.280%, 4-1-10 (D)	1,255	1,255
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.),
0.230%, 4-1-10 (D)	2,580	2,580
Trap Rock Industries, Inc., Taxable Var Demand Bonds, Ser 2005 (Wachovia Bank, N.A.),
0.230%, 4-1-10 (D)	1,480	1,480

Total Notes (backed by irrevocable bank letter of credit) - 3.42%		5,315

TOTAL CORPORATE OBLIGATIONS - 64.83%		$100,657
(Cost: $100,657)

MUNICIPAL OBLIGATIONS

California - 1.97%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.280%, 4-1-10 (D)	3,055	3,055

Colorado - 1.72%
Castle Rock, CO, Cert of Participation, Ser 2008 (Wells Fargo Bank, N.A.),
0.300%, 4-1-10 (D)	1,300	1,300
Exempla General Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assessment Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.280%, 4-1-10 (D)	250	250
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax General Oblig Var Rate Bonds, Ser 2006 (U.S. Bank N.A.),
0.300%, 4-1-10 (D)	1,125	1,125
		2,675
Georgia - 3.04%
Development Auth of Talbot Cnty, Incremental Taxable Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (Wachovia Bank, N.A.),
0.230%, 4-1-10 (D)	395	395
Municipal Electric Authority of Georgia:
0.240%, 4-5-10	1,323	1,323
0.270%, 5-4-10	3,000	3,000
		4,718
Illinois - 6.26%
Chicago, General Oblig Tender Notes, Taxable Ser 2009 (U.S. Bank N.A.),
1.340%, 7-8-10	3,000	3,000
Chicago, IL, Midway Intl Arpt (JPMorgan Chase Bank, N.A.),
0.240%, 4-7-10	1,070	1,070
Elmurst, IL, Adj Demand Rev Bonds, Joint Commission on Accreditation of Hlthcare Organizations, Ser 1988 (JPMorgan Chase Bank, N.A.),
0.280%, 4-1-10 (D)	1,000	1,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.),
0.290%, 4-1-10 (D)	400	400
IL General Oblig Cert of August, 2009,
2.000%, 6-10-10	2,250	2,254
IL General Oblig Cert of May, 2009,
4.000%, 4-26-10	2,000	2,004
		9,728
Louisiana - 3.19%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Bank of New York Mellon Trust Company, N.A. (The)),
0.400%, 4-1-10 (D)	1,500	1,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)),
0.260%, 4-7-10 (D)	750	750
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.340%, 4-1-10 (D)	2,700	2,700
		4,950
Maryland - 0.63%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Wachovia Bank, N.A.),
0.250%, 4-1-10 (D)	975	975

Massachusetts - 1.93%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (JPMorgan Chase Bank, N.A.),
0.270%, 4-1-10 (D)	3,000	3,000

Mississippi - 5.76%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.),
0.230%, 4-1-10 (D)	3,936	3,936
MS Bus Fin Corp, Gulf Opportunity Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corp),
0.290%, 4-1-10 (D)	5,000	5,000
		8,936
Missouri - 0.88%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.),
0.240%, 4-1-10 (D)	1,370	1,370

New York - 1.70%
NY Hsng Fin Agy, Related-Caroline Apartments Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation),
0.280%, 4-1-10 (D)	900	900
NY State Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.300%, 4-1-10 (D)	1,740	1,740
		2,640
North Carolina - 1.22%
NC Cap Fac Fin Agy, Exempt Fac Rev Bonds (Republic Services, Inc. Proj), Ser 2004 (Bank of America, N.A.),
0.310%, 4-1-10 (D)	1,895	1,895

Ohio - 1.16%
Cnty of Lucas, OH, Taxable Arena Impvt Notes (General Oblig Bond Anticipation Notes), Ser 2009 ,
1.750%, 7-22-10	1,800	1,801

Texas - 0.64%
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.440%, 4-1-10 (D)	1,000	1,000

Washington - 0.97%
Indl Dev Corp of the Port of Bellingham, WA, Envirnmt Fac Indl Rev Bonds (BP West Coast Products LLC Proj), Ser 2003 (BP p.l.c.),
0.340%, 4-1-10 (D)	1,500	1,500

Wisconsin - 1.74%
WI Hlth and Edu Fac Auth, Rev Bonds, Ser 2008-A (U.S. Bank N.A.),
0.600%, 12-2-10	2,000	2,000
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.),
0.300%, 4-1-10 (D)	700	700
		2,700

TOTAL MUNICIPAL OBLIGATIONS - 32.81%		$50,943

(Cost: $50,943)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation,
0.160%, 6-15-10 (D)	1,000	1,000
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.507%, 4-15-10 (D)	2,143	2,143

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.02%		$3,143
(Cost: $3,143)

TOTAL INVESTMENT SECURITIES - 99.66%		$154,743
(Cost: $154,743)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		518

NET ASSETS - 100.00%		$155,261

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$––	$100,657	$––
Municipal Obligations	––	50,943	––
United States Government Agency Obligations	––	3,143	––
Total Investments in Securities	$––	$154,743	$––

(A)Rate shown is the yield to maturity at March 31, 2010.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.    The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(D)Variable rate security.    Interest rate disclosed is that which is in effect at March 31, 2010.    Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive (in thousands)

MARCH 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	2,349	$12,615
Ivy Funds VIP Dividend Opportunities	1,213	7,496
Ivy Funds VIP Growth	986	9,492
Ivy Funds VIP International Growth	1,318	10,004
Ivy Funds VIP International Value	555	8,589
Ivy Funds VIP Mid Cap Growth (A)	461	3,246
Ivy Funds VIP Small Cap Growth	223	1,971
Ivy Funds VIP Small Cap Value (A)	363	5,294
Ivy Funds VIP Value	821	4,572

TOTAL AFFILIATED MUTUAL FUNDS - 99.85%		$63,279
(Cost: $64,995)

SHORT-TERM SECURITIES - 0.12%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 77	$77
(Cost: $77)

TOTAL INVESTMENT SECURITIES - 99.97%		$63,356
(Cost: $65,072)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.03%		21

NET ASSETS - 100.00%		$63,377

Notes to Schedule of Investments
Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$63,279	$––	$––
Short-Term Securities	––	77	––
Total Investments in Securities	$63,279	$77	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Pathfinder Conservative (in thousands)

MARCH 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	3,631	$19,502
Ivy Funds VIP Dividend Opportunities	1,332	8,228
Ivy Funds VIP Growth	356	3,431
Ivy Funds VIP International Growth	319	2,424
Ivy Funds VIP International Value	154	2,380
Ivy Funds VIP Mid Cap Growth (A)	143	1,005
Ivy Funds VIP Money Market	9,615	9,615
Ivy Funds VIP Small Cap Growth	57	508
Ivy Funds VIP Small Cap Value (A)	35	511
Ivy Funds VIP Value	181	1,010

TOTAL AFFILIATED MUTUAL FUNDS - 99.79%		$48,614
(Cost: $46,028)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.21%		102

NET ASSETS - 100.00%		$48,716

Notes to Schedule of Investments
Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$48,614	$––	$––

(A)No dividends were paid during the preceding 12 months.

SCHEDULE OF INVESTMENTS
Pathfinder Moderate (in thousands)

MARCH 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	18,106	$97,265
Ivy Funds VIP Dividend Opportunities	7,837	48,431
Ivy Funds VIP Growth	3,395	32,676
Ivy Funds VIP International Growth	5,112	38,801
Ivy Funds VIP International Value	1,642	25,407
Ivy Funds VIP Mid Cap Growth (A)	1,903	13,390
Ivy Funds VIP Money Market	31,996	31,996
Ivy Funds VIP Small Cap Growth	764	6,767
Ivy Funds VIP Small Cap Value (A)	933	13,622
Ivy Funds VIP Value	3,022	16,823

TOTAL AFFILIATED MUTUAL FUNDS - 99.97%		$325,178
(Cost: $306,032)

SHORT-TERM SECURITIES - 0.36%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 1,164	$1,164
(Cost: $1,164)

TOTAL INVESTMENT SECURITIES - 100.33%		$326,342
(Cost: $307,196)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.33%)		(1,077)

NET ASSETS - 100.00%		$325,265

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$325,178	$––	$––
Short-Term Securities	––	1,164	––
Total Investments in Securities	$325,178	$1,164	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive (in thousands)

MARCH 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	15,170	$81,492
Ivy Funds VIP Dividend Opportunities	7,837	48,430
Ivy Funds VIP Growth	3,397	32,689
Ivy Funds VIP International Growth	6,388	48,486
Ivy Funds VIP International Value	2,051	31,733
Ivy Funds VIP Mid Cap Growth (A)	2,380	16,752
Ivy Funds VIP Money Market	16,073	16,073
Ivy Funds VIP Small Cap Growth	1,148	10,164
Ivy Funds VIP Small Cap Value (A)	1,636	23,887
Ivy Funds VIP Value	3,027	16,851

TOTAL AFFILIATED MUTUAL FUNDS - 99.97%		$326,557
(Cost: $304,701)

SHORT-TERM SECURITIES - 0.66%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 2,157	$2,157
(Cost: $2,157)

TOTAL INVESTMENT SECURITIES - 100.63%		$328,714
(Cost: $306,858)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.63%)		(2,068)

NET ASSETS - 100.00%		$326,646

Notes to Schedule of Investments
Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$326,557	$––	$––
Short-Term Securities	––	2,157	––
Total Investments in Securities	$326,557	$2,157	$––
(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Conservative (in thousands)

MARCH 31, 2010 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	6,829	$36,686
Ivy Funds VIP Dividend Opportunities	2,526	15,611
Ivy Funds VIP Growth	985	9,480
Ivy Funds VIP International Growth	1,373	10,421
Ivy Funds VIP International Value	331	5,117
Ivy Funds VIP Mid Cap Growth (A)	613	4,316
Ivy Funds VIP Money Market	15,508	15,508
Ivy Funds VIP Small Cap Growth	123	1,091
Ivy Funds VIP Small Cap Value (A)	75	1,098
Ivy Funds VIP Value	975	5,426

TOTAL AFFILIATED MUTUAL FUNDS - 99.91%		$104,754
(Cost: $98,745)

SHORT-TERM SECURITIES - 0.82%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 857	$857
(Cost: $857)

TOTAL INVESTMENT SECURITIES - 100.73%		$105,611
(Cost: $99,602)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.73%)		(758)

NET ASSETS - 100.00%		$104,853

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$104,754	$––	$––
Short-Term Securities	––	857	––
Total Investments in Securities	$104,754	$857	$––

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security.    Interest rate disclosed is that which is in effect at March 31, 2010.    Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Real Estate Securities (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs - 8.45%
Colonial Properties Trust	13	$161
Colony Financial, Inc.	10	200
Liberty Property Trust	16	557
Retail Opportunity Investments Corp. (A)	11	109
Vornado Realty Trust	19	1,445
Washington Real Estate Investment Trust	18	553
		3,025
Health Care Facilities - 0.96%
Brookdale Senior Living, Inc. (A)	16	342

Hotels, Resorts & Cruise Lines - 0.80%
Marriott International, Inc., Class A	9	288

Industrial REITs - 6.10%
AMB Property Corporation	16	422
EastGroup Properties, Inc.	16	608
First Potomac Realty Trust	28	425
ProLogis	55	729
		2,184
Mortgage REITs - 0.96%
Starwood Property Trust, Inc.	18	344

Office REITs - 22.56%
Alexandria Real Estate Equities, Inc.	6	419
BioMed Realty Trust, Inc.	31	511
Boston Properties, Inc.	22	1,652
Brandywine Realty Trust	51	617
Corporate Office Properties Trust	15	606
Digital Realty Trust, Inc.	20	1,106
Douglas Emmett, Inc.	42	638
Duke Realty Corporation	36	446
Franklin Street Properties Corp.	13	192
Highwoods Properties, Inc.	12	384
Kilroy Realty Corporation	13	395
Mack-Cali Realty Corporation	15	532
SL Green Realty Corp.	10	578
		8,076
Real Estate Management & Development - 2.22%
Brookfield Properties Corporation	43	663
CB Richard Ellis Group, Inc., Class A (A)	8	132
		795
Real Estate Operating Companies - 1.22%
Forest City Enterprises, Inc., Class A (A)	30	438

Residential REITs - 11.30%
American Campus Communities, Inc.	7	205
Associated Estates Realty Corporation	14	186
AvalonBay Communities, Inc.	9	818
Camden Property Trust	5	204
Equity Lifestyle Properties, Inc.	1	43
Equity Residential	34	1,347
Essex Property Trust, Inc.	5	465
Home Properties, Inc.	11	524
UDR, Inc.	14	254
		4,046
Retail REITs - 18.91%
Acadia Realty Trust	23	402
CBL & Associates Properties, Inc.	26	353
Federal Realty Investment Trust	6	430
Kimco Realty Corporation	37	576
Macerich Company (The)	19	727
National Retail Properties, Inc.	14	315
Regency Centers Corporation	12	438
Simon Property Group, Inc.	42	3,527
		6,768
Specialized REITs - 22.93%
Chesapeake Lodging Trust (A)	11	210
DiamondRock Hospitality Company	10	99
Extra Space Storage Inc.	17	214
Health Care Property Investors, Inc.	51	1,681
Health Care REIT, Inc.	16	742
Host Hotels & Resorts, Inc.	98	1,429
LaSalle Hotel Properties	21	489
Nationwide Health Properties, Inc.	17	591
Pebblebrook Hotel Trust (A)	4	88
Public Storage, Inc.	18	1,619
U-Store-It Trust	26	188
Ventas, Inc.	18	859
		8,209
Wireless Telecommunication Service - 0.90%
American Tower Corporation, Class A (A)	3	115
Crown Castle International Corp. (A)	5	206
		321

TOTAL COMMON STOCKS - 97.31%		$34,836
(Cost: $34,004)

PREFERRED STOCKS - 0.53%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative (A)	8	$190
(Cost: $178)

SHORT-TERM SECURITIES - 2.00%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (B)	$ 716	$716
(Cost: $716)

TOTAL INVESTMENT SECURITIES - 99.84%		$35,742
(Cost: $34,898)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		58

NET ASSETS - 100.00%		$35,800

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$34,836	$––	$––
Preferred Stocks	190	––	––
Short-Term Securities	––	716	––
Total Investments in Securities	$35,026	$716	$––

(A)No dividends were paid during the preceding 12 months.
(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Agricultural Products - 6.53%
Archer Daniels Midland Company	343	$9,910
Bunge Limited	174	10,723
		20,633
Application Software - 10.15%
ACI Worldwide, Inc. (A)	522	10,756
Aspen Technology, Inc. (A)	1,253	12,841
Lawson Software, Inc. (A)	1,286	8,497
		32,094
Biotechnology - 9.89%
Amgen Inc. (A)	142	8,486
Genzyme Corporation (A)	190	9,827
Isis Pharmaceuticals, Inc. (A)	155	1,696
Vertex Pharmaceuticals Incorporated (A)	275	11,255
		31,264
Communications Equipment - 5.55%
Alcatel, ADR	888	2,771
Research In Motion Limited (A)	200	14,783
		17,554
Computer Hardware - 3.91%
Apple Inc. (A)	38	8,951
High Tech Computer Corp. (B)	292	3,416
		12,367
Consumer Electronics - 0.50%
Garmin Ltd.	41	1,589

Data Processing & Outsourced Services - 11.67%
Alliance Data Systems Corporation (A)	249	15,902
Euronet Worldwide, Inc. (A)	364	6,708
Lender Processing Services, Inc.	183	6,889
Tivit Terceirizacao de Technologia e Servicos (B)(C)	296	2,973
Tivit Terceirizacao de Technologia e Servicos (B)	146	1,465
VeriFone Holdings, Inc. (A)	83	1,669
WNS (Holdings) Limited, ADR (A)	120	1,282
		36,888
Diversified Chemicals - 1.48%
FMC Corporation	77	4,685

Diversified Support Services - 0.96%
EnerNOC, Inc. (A)	102	3,033

Electrical Components & Equipment - 1.97%
Canadian Solar Inc. (A)	74	1,802
First Solar, Inc. (A)	7	797
POWER-ONE, INC. (A)	860	3,629
		6,228
Electronic Equipment & Instruments - 2.90%
IPG Photonics Corporation (A)	85	1,251
Itron, Inc. (A)	109	7,917
		9,168
Fertilizers & Agricultural Chemicals - 0.48%
Sociedad Quimica y Minera de Chile S.A., ADR	40	1,511

Health Care Distributors - 0.21%
Animal Health International, Inc. (A)	359	678

Health Care Facilities - 1.82%
HealthSouth Corporation (A)	307	5,742

Health Care Services - 0.60%
Fleury S.A. (A)(B)(D)	131	1,412
Fleury S.A. (A)(B)	46	492
		1,904
Heavy Electrical Equipment - 0.24%
Broadwind Energy, Inc. (A)	172	770

Home Entertainment Software - 3.53%
Activision Blizzard, Inc.	132	1,590
Nintendo Co., Ltd. (B)	29	9,575
		11,165
Industrial Machinery - 3.53%
ESCO Technologies Inc.	256	8,150
Pentair, Inc.	84	2,989
		11,139
Integrated Telecommunication Services - 0.75%
CenturyTel, Inc.	67	2,376

Internet Software & Services - 1.50%
SAVVIS, Inc. (A)	287	4,734

IT Consulting & Other Services - 3.88%
Telvent GIT, S.A.	426	12,257

Life & Health Insurance - 1.07%
Amil Participacoes S.A. (B)	436	3,381

Oil & Gas Equipment & Services - 0.11%
ION Geophysical Corporation (A)	71	348

Research & Consulting Services - 0.19%
Mistras Group, Inc. (A)	60	594

Semiconductor Equipment - 0.57%
Photronics, Inc. (A)	354	1,803

Semiconductors - 18.07%
Cree, Inc. (A)	282	19,802
Inotera Memories, Inc. (B)	6,989	5,634
Micron Technology, Inc. (A)	955	9,927
PMC-Sierra, Inc. (A)	557	4,969
Samsung Electronics Co., Ltd. (B)	14	9,905
Texas Instruments Incorporated	280	6,844
		57,081
Systems Software - 4.94%
Microsoft Corporation	534	15,627

Wireless Telecommunication Service - 1.32%
Sprint Nextel Corporation (A)	1,098	4,172

TOTAL COMMON STOCKS - 98.32%		$310,785
(Cost: $274,157)

SHORT-TERM SECURITIES - 0.33%	Principal
Master Note
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (E)	$ 1,030	$1,030
(Cost: $1,030)

TOTAL INVESTMENT SECURITIES - 98.65%		$311,815
(Cost: $275,187)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.35%		4,260

NET ASSETS - 100.00%		$316,075

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$310,785	$––	$––
Short-Term Securities	––	1,030	––
Total Investments in Securities	$310,785	$1,030	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $2,973 or 0.94% of net assets.

(D Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At March 31, 2010, the total value of these securities amounted to $1,412 or 0.45% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Small Cap Growth (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Apparel, Accessories & Luxury Goods - 2.94%
Columbia Sportswear Company	118	$6,194
Under Armour, Inc., Class A (A)	166	4,870
		11,064
Application Software - 6.91%
Blackbaud, Inc.	413	10,398
Blackboard Inc. (A)	190	7,899
FactSet Research Systems, Inc.	53	3,898
Sonic Solutions (A)	401	3,755
		25,950
Auto Parts & Equipment - 3.40%
LKQ Corporation (A)	630	12,787

Broadcasting - 3.46%
DG FastChannel, Inc. (A)	406	12,972

Casinos & Gaming - 3.34%
Scientific Games Corporation, Class A (A)	892	12,561

Communications Equipment - 3.66%
Neutral Tandem, Inc. (A)	212	3,388
Riverbed Technology, Inc. (A)	365	10,377
		13,765
Construction & Engineering - 4.03%
Chicago Bridge & Iron Company N.V., NY Shares (A)	461	10,726
Insituform Technologies, Inc., Class A (A)	165	4,393
		15,119
Construction & Farm Machinery & Heavy Trucks - 2.25%
Bucyrus International, Inc., Class A	72	4,758
Westinghouse Air Brake Technologies Corporation	88	3,711
		8,469
Consumer Finance - 1.71%
EZCORP, Inc., Class A (A)	311	6,403

Education Services - 7.91%
American Public Education, Inc. (A)	299	13,919
Capella Education Company (A)	170	15,773
		29,692
Electronic Components - 1.94%
DTS, Inc. (A)	214	7,296

Health Care Equipment - 9.13%
ABIOMED, Inc. (A)	530	5,478
Masimo Corporation	89	2,363
NuVasive, Inc. (A)	286	12,923
Volcano Corporation (A)	560	13,532
		34,296
Health Care Services - 3.95%
athenahealth, Inc. (A)	135	4,925
Healthways, Inc. (A)	262	4,207
HMS Holdings Corp. (A)	112	5,726
		14,858
Health Care Technology - 2.40%
Allscripts Healthcare Solutions, Inc. (A)	200	3,914
Omnicell, Inc. (A)	364	5,107
		9,021
Hotels, Resorts & Cruise Lines - 2.02%
Gaylord Entertainment Company (A)	259	7,595

Industrial Machinery - 1.07%
Graco Inc.	125	4,003

Internet Software & Services - 9.60%
Archipelago Learning, Inc. (A)	204	2,967
Constant Contact, Inc. (A)	600	13,920
DealerTrack Holdings, Inc. (A)	355	6,060
VistaPrint Limited (A)	91	5,220
Vocus, Inc. (A)	462	7,884
		36,051
Investment Banking & Brokerage - 1.66%
Evercore Partners Inc.	49	1,482
Greenhill & Co., Inc.	58	4,769
		6,251
Life Sciences Tools & Services - 0.67%
Illumina, Inc. (A)	65	2,509

Oil & Gas Equipment & Services - 0.81%
Superior Energy Services, Inc. (A)	145	3,045

Oil & Gas Exploration & Production - 2.88%
Bill Barrett Corporation (A)	178	5,475
Carrizo Oil & Gas, Inc. (A)	233	5,357
		10,832
Packaged Foods & Meats - 2.96%
Ralcorp Holdings, Inc. (A)	164	11,116

Personal Products - 2.14%
Alberto-Culver Company	307	8,036

Pharmaceuticals - 1.19%
Salix Pharmaceuticals, Ltd. (A)	120	4,477

Railroads - 2.26%
Kansas City Southern (A)	235	8,507

Systems Software - 7.62%
CommVault Systems, Inc. (A)	571	12,187
MICROS Systems, Inc. (A)	501	16,460
		28,647
Trucking - 2.05%
Knight Transportation, Inc.	366	7,708

TOTAL COMMON STOCKS - 93.96%		$353,030
(Cost: $313,439)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 4.66%
Clorox Co.,
0.260%, 4-19-10	$ 7,500	7,499
Coca-Cola Company (The),
0.150%, 4-12-10	5,000	5,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.240%, 4-21-10	5,000	4,999
		17,498
Master Note - 1.16%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (C)	4,369	4,369

TOTAL SHORT-TERM SECURITIES - 5.82%		$21,867
(Cost: $21,867)

TOTAL INVESTMENT SECURITIES - 99.78%		$374,897
(Cost: $335,306)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.22%		810

NET ASSETS - 100.00%		$375,707

Notes to Schedule of Investments
Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$353,030	$––	$––
Short-Term Securities	––	21,867	––
Total Investments in Securities	$353,030	$21,867	$––

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the yield to maturity at March 31, 2010.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

SCHEDULE OF INVESTMENTS
Small Cap Value (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.29%
MDC Partners Inc., Class A	265	$2,740

Aerospace & Defense - 5.37%
AAR CORP. (A)	138	3,413
BE Aerospace, Inc. (A)	144	4,384
Triumph Group, Inc.	52	3,645
		11,442
Apparel, Accessories & Luxury Goods - 0.94%
Jones Apparel Group, Inc.	105	1,993

Application Software - 2.38%
Quest Software, Inc. (A)	137	2,434
TIBCO Software Inc. (A)	244	2,634
		5,068
Auto Parts & Equipment - 3.90%
Modine Manufacturing Company (A)	234	2,628
Superior Industries International, Inc.	181	2,910
Tenneco Automotive Inc. (A)	118	2,779
		8,317
Broadcasting - 5.75%
Belo Corp., Class A	325	2,219
E. W. Scripps Company (The) (A)	386	3,260
Entercom Communications Corp. (A)	226	2,692
Liberty Media Corporation, Liberty Capital Series A (A)	113	4,107
		12,278
Casinos & Gaming - 1.26%
Bally Technologies, Inc. (A)	66	2,676

Communications Equipment - 1.00%
Tellabs, Inc.	281	2,126

Consumer Finance - 1.08%
First Cash Financial Services, Inc. (A)	107	2,306

Diversified Chemicals - 2.76%
Ashland Inc.	54	2,865
FMC Corporation	50	3,004
		5,869
Diversified Metals & Mining - 1.26%
Quadra Mining Ltd. (A)(B)	176	2,690

Electric Utilities - 1.67%
NV Energy, Inc.	289	3,568

Electronic Manufacturing Services - 3.25%
Celestica Inc. (A)	337	3,679
Sanmina-SCI Corporation (A)	197	3,255
		6,934
Gas Utilities - 1.87%
Southwest Gas Corporation	133	3,969

Health Care Facilities - 1.12%
AmSurg Corp. (A)	111	2,392

Homebuilding - 1.79%
M.D.C. Holdings, Inc.	66	2,277
M/I Homes, Inc. (A)	105	1,543
		3,820
Human Resource & Employment Services - 3.18%
Kforce Inc. (A)	228	3,462
TrueBlue, Inc. (A)	214	3,317
		6,779
Hypermarkets & Super Centers - 1.45%
BJ's Wholesale Club, Inc. (A)	83	3,077

Industrial Machinery - 3.16%
IDEX Corporation	96	3,174
Timken Company (The)	119	3,559
		6,733
Investment Banking & Brokerage - 1.93%
Piper Jaffray Companies (A)	51	2,046
Stifel Financial Corp. (A)	38	2,058
		4,104
Life Sciences Tools & Services - 2.98%
ICON plc, ADR (A)	126	3,337
PAREXEL International Corporation (A)	129	3,009
		6,346
Managed Health Care - 1.13%
Coventry Health Care, Inc. (A)	98	2,418

Metal & Glass Containers - 1.56%
Silgan Holdings Inc.	55	3,318

Movies & Entertainment - 1.79%
Regal Entertainment Group	218	3,821

Office REITs - 2.86%
Alexandria Real Estate Equities, Inc.	47	3,184
Mack-Cali Realty Corporation	83	2,919
		6,103
Personal Products - 0.83%
Inter Parfums, Inc.	120	1,777

Publishing - 0.92%
Washington Post Company, Class B (The)	4	1,954

Regional Banks - 15.59%
Bank of Marin Bancorp	63	2,087
Columbia Banking System, Inc.	107	2,165
East West Bancorp, Inc.	222	3,863
First Horizon National Corporation (A)	237	3,337
Glacier Bancorp, Inc.	114	1,732
Home BancShares, Inc.	117	3,088
IBERIABANK Corporation	68	4,069
Nara Bancorp, Inc. (A)	216	1,894
Pacific Continental Corporation	91	960
PacWest Bancorp	72	1,636
Synovus Financial Corp.	567	1,866
Texas Capital Bancshares, Inc. (A)	138	2,621
Wintrust Financial Corporation	106	3,939
		33,257
Reinsurance - 1.51%
RenaissanceRe Holdings Ltd.	57	3,218

Residential REITs - 1.59%
American Campus Communities, Inc.	123	3,388

Retail REITs - 1.59%
CBL & Associates Properties, Inc.	247	3,381

Semiconductor Equipment - 0.42%
Verigy Ltd. (A)	80	899

Semiconductors - 1.28%
Atmel Corporation (A)	543	2,733

Specialty Chemicals - 1.47%
Sensient Technologies Corporation	108	3,141

Technology Distributors - 3.84%
Arrow Electronics, Inc. (A)	73	2,202
Avnet, Inc. (A)	107	3,221
Insight Enterprises, Inc. (A)	86	1,235
Tech Data Corporation (A)	36	1,513
		8,171
Thrifts & Mortgage Finance - 1.44%
First Niagara Financial Group, Inc.	216	3,074

Trucking - 2.81%
Marten Transport, Ltd. (A)	120	2,365
Werner Enterprises, Inc.	157	3,629
		5,994

TOTAL COMMON STOCKS - 90.02%		$191,874
(Cost: $152,256)

INVESTMENT FUNDS - 2.98%
Asset Management & Custody Banks
Ares Capital Corporation	225	3,344
Hercules Technology Growth Capital, Inc.	284	3,005
(Cost: $4,564)		$6,349

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 4.73%
Ecolab Inc.,
0.000%, 4-1-10	$ 6,072	6,072
John Deere Credit Limited (John Deere Capital Corporation),
0.160%, 4-6-10	4,000	4,000
		10,072
Master Note - 1.34%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	2,856	2,856

TOTAL SHORT-TERM SECURITIES - 6.07%		$12,928
(Cost: $12,928)

TOTAL INVESTMENT SECURITIES - 99.07%		$211,151
(Cost: $169,748)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.93%		1,985

NET ASSETS - 100.00%		$213,136

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$191,874	$––	$––
Investment Funds	6,349	––	––
Short-Term Securities	––	12,928	––
Total Investments in Securities	$198,223	$12,928	$––

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Rate shown is the yield to maturity at March 31, 2010.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Value (in thousands)

MARCH 31, 2010 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising - 1.96%
Omnicom Group Inc.	149	$5,763

Aerospace & Defense - 1.99%
Honeywell International Inc.	130	5,876

Apparel, Accessories & Luxury Goods - 1.80%
V.F. Corporation (A)	66	5,314

Biotechnology - 0.45%
Amgen Inc. (B)	22	1,339

Brewers - 2.02%
Molson Coors Brewing Company, Class B	142	5,960

Computer Hardware - 6.36%
Hewlett-Packard Company	247	13,123
International Business Machines Corporation	44	5,630
		18,753
Consumer Finance - 2.22%
Capital One Financial Corporation (A)	158	6,555

Department Stores - 2.07%
Macy's Inc. (A)	281	6,109

Diversified Banks - 2.41%
Wells Fargo & Company	229	7,117

Diversified Chemicals - 3.82%
Dow Chemical Company (The)	252	7,437
Solutia Inc. (B)	237	3,823
		11,260
Drug Retail - 1.97%
CVS Corporation	159	5,802

Health Care Distributors - 6.18%
AmerisourceBergen Corporation	210	6,076
McKesson Corporation	185	12,144
		18,220
Home Improvement Retail - 2.40%
Lowe's Companies, Inc. (A)	292	7,066

Hotels, Resorts & Cruise Lines - 4.47%
Carnival Corporation	256	9,950
Marriott International, Inc., Class A	103	3,243
		13,193
Industrial Conglomerates - 1.84%
General Electric Company	297	5,409

Integrated Oil & Gas - 12.69%
Chevron Corporation	199	15,053
Marathon Oil Corporation	224	7,087
Occidental Petroleum Corporation	146	12,335
Targa Resources Partners LP	111	2,953
		37,428
Investment Banking & Brokerage - 2.42%
Morgan Stanley	244	7,135

IT Consulting & Other Services - 0.97%
Accenture plc, Class A	68	2,853

Managed Health Care - 3.26%
Aetna Inc.	62	2,166
UnitedHealth Group Incorporated	228	7,433
		9,599
Office Electronics - 3.00%
Xerox Corporation	906	8,835

Oil & Gas Equipment & Services - 1.50%
National Oilwell Varco, Inc.	109	4,419

Oil & Gas Storage & Transportation - 6.88%
Energy Transfer Equity, L.P.	155	5,236
Enterprise Products Partners L.P.	173	5,979
MarkWest Energy Partners, L.P.	168	5,152
Regency Energy Partners LP	178	3,903
		20,270
Other Diversified Financial Services - 5.78%
Bank of America Corporation	954	17,020

Property & Casualty Insurance - 7.34%
ACE Limited	167	8,729
Travelers Companies, Inc. (The)	239	12,880
		21,609
Railroads - 3.44%
Union Pacific Corporation (A)	138	10,145

Regional Banks - 1.70%
Regions Financial Corporation	184	1,440
SunTrust Banks, Inc.	133	3,561
		5,001
Reinsurance - 1.95%
RenaissanceRe Holdings Ltd.	102	5,761

Specialty Stores - 1.30%
Office Depot, Inc. (B)	480	3,831

Systems Software - 1.79%
Symantec Corporation (B)	312	5,281

Tobacco - 2.43%
Altria Group, Inc.	201	4,118
Philip Morris International Inc.	58	3,036
		7,154

TOTAL COMMON STOCKS - 98.41%		$290,077
(Cost: $254,654)

WARRANTS - 0.30%

Other Diversified Financial Services
Bank of America Corporation, Warrants	92	$871
(Cost: $779)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) - 1.10%
Ecolab Inc.,
0.000%, 4-1-10	$ 3,237	3,237

Master Note - 0.41%
Toyota Motor Credit Corporation,
0.134%, 4-1-10 (D)	1,215	1,215

TOTAL SHORT-TERM SECURITIES - 1.51%		$4,452
(Cost: $4,452)

TOTAL INVESTMENT SECURITIES - 100.22%		$295,400
(Cost: $259,885)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.22%)		(638)

NET ASSETS - 100.00%		$294,762

Notes to Schedule of Investments

Fair value is defined as the price that the Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$290,077	$––	$––
Warrants	871	––	––
Short-Term Securities	––	4,452	––
Total Investments in Securities	$290,948	$4,452	$––
Liabilities
Written Options	$198	$––	$154

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Written Options
Beginning Balance 1-1-10	$––
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(81)
Purchases	(73)
Sales	––
Transfers into Level 3 during the period	––
Transfers out of Level 3 during the period	––
Ending Balance 3-31-10	$(154)
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-10	$(81)

(A)Securities serve as cover or collateral for the following written options outstanding at March 31, 2010:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value
Lowe's Companies, Inc.	Morgan Stanley Smith Barney LLC	1	May 2010	$26.00	$34	$(24)
Macy's Inc.	UBS Securities LLC	1	May 2010	24.00	49	(53)
Office Depot, Inc.	Goldman, Sachs & Company	3	May 2010	8.00	65	(152)
Union Pacific Corporation	Morgan Stanley Smith Barney LLC	––*	May 2010	80.00	26	(18)
V.F. Corporation	Morgan Stanley Smith Barney LLC	1	May 2010	85.00	55	(40)

					$229	$(287)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value
Aetna Inc.	UBS Securities LLC	1	April 2010	$24.00	$45	$(2)
Amgen Inc.:	UBS Securities LLC	––*	April 2010	52.50	6	(2)
	UBS Securities LLC	––*	April 2010	55.00	16	(3)
	UBS Securities LLC	––*	April 2010	57.50	39	(8)
CVS Corporation:	UBS Securities LLC	1	May 2010	26.00	54	(3)
	Credit Suisse	1	May 2010	32.00	27	(18)
Everest Re Group, Ltd.	Morgan Stanley Smith Barney LLC	––*	April 2010	80.00	122	(27)
Targa Resources Partners LP	Morgan Stanley Smith Barney LLC	––*	May 2010	22.50	8	(2)

					$317	$(65)

*Not shown due to rounding.

(B)No dividends were paid during the preceding 12 months.

(C)Rate shown is the yield to maturity at March 31, 2010.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010. Date shown represents the date that the variable rate resets.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date:	May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	May 25, 2010

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	May 25, 2010